SEC File Nos.
                                     811-66
                                     2-10758
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 94 (X)

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 33 (X)


                          AMERICAN BALANCED FUND, INC.
                   ----------------------------------------
               (Exact name of registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower,
                         San Francisco, California 94120
                         (Address of principal executive
                               offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (415) 421-9360


                                 Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120

                     (Name and address of agent for service)

                                    Copy to:

                                 Michael Glazer
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071


                       Approximate date of proposed public
                                   offering:

                    [X] It is proposed that this filing will
                        become effective on March 1, 2005
                        pursuant to paragraph (b) of Rule
                                      485.

[logo - American Funds (r)]            The right choice for the long term/(R)/




American Balanced
Fund/(R)/


PROSPECTUS







 March 1, 2005




TABLE OF CONTENTS
 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objectives, strategies and risks
11    Management and organization
15    Shareholder information
16    Choosing a share class
18    Purchase and exchange of shares
22    Sales charges
25    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                            American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results (before and after taxes) are not predictive of future results.


[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

1995    27.13
1996    13.16
1997    21.04
1998    11.13
1999     3.47
2000    15.85
2001     8.19
2002   - 6.27
2003    22.82
2004     8.92

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        12.76%  (quarter ended June 30, 2003)
LOWEST                                                        -11.53%  (quarter ended September 30, 2002)





                                     2
American Balanced Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated after six years.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions" reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA/(R)/ ACCOUNT.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.


                                     3
                                            American Balanced Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
                                                    1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/
 Before taxes                                       2.69%    8.18%     11.49%
 After taxes on distributions                       1.83     6.78       9.12
 After taxes on distributions and sale of fund      2.45     6.30       8.73
 shares



                                         1 YEAR   LIFETIME/2/
--------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                            3.15%       9.79%
--------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                            7.02        7.09
--------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                            8.88        7.93
--------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                            2.64        6.01
--------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                            2.94        6.05
--------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                            6.94        7.81
--------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/5/02
 Before taxes                            8.44        6.90
--------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                            8.78       14.59


                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 S&P 500/3/                               10.87%      -2.30%         12.07%
 Lehman Brothers Aggregate Bond            4.34        7.71           7.72
 Index/4/
 Lipper Balanced Funds Index/5/            8.99        2.95           9.44
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2004: 1.95%/6/
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.

/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/4/ Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.
    The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/6/ Reflects a fee waiver (1.94% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."


                                     4
American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
--------------------------------------------------------------------------------------------
 Maximum initial sales
 charge on purchases    5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees


/1/ Includes a version of this class offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan,/SM/ an agency of the Commonwealth of Virginia. CollegeAmerica accounts are subject to a $10 account set-up fee and an annual $10 account maintenance fee, which are not reflected in this table.
/2/ Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. CollegeAmerica accounts are subject to a $10 account set-up fee and an annual $10 account maintenance fee, which are not reflected in this table.
/3/ Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

/4/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
/5/ A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/6/ The contingent deferred sales charge is reduced one year after purchase and eliminated after six years.
/7/ The contingent deferred sales charge is eliminated one year after purchase.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------
 Management fees                     0.25%    0.25%    0.25%    0.25%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25     1.00     1.00     0.25
 (12b-1) fees/8/
-------------------------------------------------------------------------------
 Other expenses/9/                   0.13     0.12     0.19     0.17
-------------------------------------------------------------------------------
 Total annual fund operating         0.63     1.37     1.44     0.67
 expenses/10/
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees                     0.25%    0.25%    0.25%    0.25%    0.25%
-------------------------------------------------------------------------------
 Distribution and/or service         0.15     1.00     1.00     0.50     0.25
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/9,12/                0.29     0.31     0.30     0.29     0.29
-------------------------------------------------------------------------------
 Total annual fund operating         0.69     1.56     1.55     1.04     0.79
 expenses/10/



/8/ Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are 1.00% of each class' average net assets annually.
/9/ Includes custodial, legal, transfer agent and subtransfer agent/ recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 per account to $19 per account.
/10/The fund's investment adviser began waiving 5.00% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01% (though the impact may appear greater due to rounding). Total annual fund operating expenses do not reflect the waiver. Information regarding the effect of the waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.
/11/Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
/12/Includes .10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                     5
                                            American Balanced Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 Class A/1/                                 $636    $765    $  906     $1,316
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           639     834       950      1,443
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        139     434       750      1,443
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           247     456       787      1,724
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           147     456       787      1,724
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     68     214       373        835
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            661     822       996      1,489
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     678     931     1,107      1,724
redemption/2,6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  178     531       907      1,724
redemption/3,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     277     528       902      1,945
redemption/4,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    177     528       902      1,945
-------------------------------------------------------------------------------
 Class 529-E/6/                              126     370       632      1,374
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary        101     292       497      1,082
fees/5,6/



/1/ Reflects the maximum initial sales charge in the first year.
/2/ Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/ Reflects Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/ Reflects a contingent deferred sales charge in the first year.

/5/ Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
/6/ Reflects an initial $10 account set-up fee and an annual $10 CollegeAmerica account maintenance fee.


                                     6
American Balanced Fund / Prospectus

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.


                                     7
                                            American Balanced Fund / Prospectus

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.


                                     8
American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.



 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
                                                                   1 YEAR  5 YEARS   10 YEARS
 CLASS A -- FROM 7/26/75/1/
 Before taxes                                                      8.92%    9.46%     12.15%
 After taxes on distributions                                      8.01     8.05       9.77
 After taxes on distributions and sale of fund shares              6.54     7.43       9.33



                                         1 YEAR   LIFETIME/2/
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                            8.15%      10.08%
--------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                            8.02        7.09
--------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                            8.88        7.93
--------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                            8.88        8.23
--------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                            7.94        7.28
--------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                            7.94        7.81
--------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/5/02
 Before taxes                            8.44        6.90
--------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                            8.78       14.59




                                  1 YEAR         5 YEARS          10 YEARS
 INDEXES (BEFORE TAXES)
 S&P 500/3/                       10.87%          -2.30%           12.07%
 Lehman Brothers Aggregate         4.34            7.71             7.72
 Bond Index/4/
 Lipper Balanced Funds             8.99            2.95             9.44
 Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 1.95%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.

/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/4/ Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.


                                     9
                                            American Balanced Fund / Prospectus

[begin - pie chart]

Investment mix by security type as of December 31, 2004

Common stocks                   68%
Fixed income securities         28
Short-term securities &          4
cash equivalents

[end - pie chart]




 FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2004
                                                  PERCENT OF NET ASSETS
--------------------------------------------------------------------------
 Financials                                               11.7%
--------------------------------------------------------------------------
 Information technology                                   10.5
--------------------------------------------------------------------------
 Health care                                               8.2
--------------------------------------------------------------------------
 Consumer discretionary                                    8.0
--------------------------------------------------------------------------
 Consumer staples                                          7.8





 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2004
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 General Electric                                     1.8%
--------------------------------------------------------------------
 Altria Group                                         1.8
--------------------------------------------------------------------
 Royal Dutch Petroleum                                1.7
--------------------------------------------------------------------
 Fannie Mae                                           1.6
--------------------------------------------------------------------
 Microsoft                                            1.6
--------------------------------------------------------------------
 BellSouth                                            1.4
--------------------------------------------------------------------
 United Technologies                                  1.3
--------------------------------------------------------------------
 Northrop Grumman                                     1.2
--------------------------------------------------------------------
 Exxon Mobil                                          1.2
--------------------------------------------------------------------
 IBM                                                  1.2


 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2004
 See the appendix in the statement of additional information for a
description of quality categories.              PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. government/*/                                     8.2%
-------------------------------------------------------------------------------
 Federal agencies                                       2.1
-------------------------------------------------------------------------------
 AAA/Aaa                                                5.3
-------------------------------------------------------------------------------
 AA/Aa                                                  1.3
-------------------------------------------------------------------------------
 A                                                      4.6
-------------------------------------------------------------------------------
 BBB/Baa                                                6.3
-------------------------------------------------------------------------------
 BB/Ba or below/**/                                     0.2



/*/ These securities are guaranteed by the full faith and credit of the U.S. government.

/**/ Represents bonds whose quality ratings were downgraded while held by the fund.



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     10
American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.


                                     11
                                            American Balanced Fund / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 equity holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each calendar quarter-end) are located in the lower portion of this website page. These lists are posted to the website generally within 30 days from the end of the applicable month or quarter. Both lists remain available on the website until new information for the next month or quarter is posted.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies, under the oversight of Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.


                                     12
American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:



                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL      19 years     Senior Vice President  Serves as an equity
 Chairman of the Board                 and Director, Capital  portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 33
                                       years in total; 30
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 J. DALE HARVEY           9 years      Vice President,        Serves as an equity
 President                             Capital Research and   portfolio counselor
                                       Management Company

                                       Investment
                                       professional for 16
                                       years in total; 14
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 HILDA L. APPLBAUM        6 years      Senior Vice            Serves as an equity/
 Senior Vice President                 President, Capital     fixed-income portfolio
                                       Research Company       counselor

                                       Investment
                                       professional for 18
                                       years in total; 10
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 MARK R. MACDONALD        3 years      Senior Vice President  Serves as a fixed-income
 Senior Vice President                 and Director, Capital  portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 19
                                       years in total; 11
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
---------------------------------------------------------------------------------------
 JOHN H. SMET             8 years      Senior Vice            Serves as a fixed-income
 Senior Vice President                 President, Capital     portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 23
                                       years in total; 22
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 GREGORY D. JOHNSON       2 years      Senior Vice            Serves as an equity
 Vice President                        President, Capital     portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 11
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate




                                     13
                                            American Balanced Fund / Prospectus

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in the fund can be found in the statement of additional information.


                                     14
American Balanced Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                     15
                                            American Balanced Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:

 -- Class B and C shares are not available to retirement plans that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                     16
American Balanced Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies on certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        $50,000 per transaction
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        $500,000 per transaction
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .50% annually (may not exceed .75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently .25% annually (may not exceed .50% annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none




                                     17
                                            American Balanced Fund / Prospectus

Purchase and exchange of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in CollegeAmerica through an eligible employer plan. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan, an agency of the Commonwealth of Virginia.


                                     18
American Balanced Fund / Prospectus

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain


                                     19
                                            American Balanced Fund / Prospectus
redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

PURCHASE MINIMUMS AND MAXIMUMS


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account (including retirement plan and               $    250
 CollegeAmerica accounts)
    With an automatic investment plan                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
 To add to an account                                                       50
    For a retirement plan account through payroll deduction                 25
    or an employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                    50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                   500,000



Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information.

If you have significant American Funds or American Legacy holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.


                                     20
American Balanced Fund / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.


                                     21
                                            American Balanced Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none         see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.


                                     22
American Balanced Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets; and

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


                                     23
                                            American Balanced Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%


For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.


                                     24
American Balanced Fund / Prospectus

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.


                                     25
                                            American Balanced Fund / Prospectus

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.


                                     26
American Balanced Fund / Prospectus

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs, as well as rollovers to IRAs from individual 403(b) plans custodied at Capital Bank and Trust Company, will not be subject to a sales charge if invested in Class A shares. Rollover investments to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.


                                     27
                                            American Balanced Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares; up to .50% for Class 529-A shares; 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.


                                     28
American Balanced Fund / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your


                                     29
                                            American Balanced Fund / Prospectus
request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.


                                     30
American Balanced Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May, August and December.

Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, taxable dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate, if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                     31
                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/


                                                                                                     Net gains
                                                                                                    (losses) on
                                                                         Net asset                   securities
                                                                          value,        Net        (both realized    Total from
                                                                         beginning   investment         and          investment
                                                                         of period     income       unrealized)      operations
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                                     $17.29        $.39          $ 1.12          $ 1.51
Year ended 12/31/2003                                                      14.42         .37            2.87            3.24
Year ended 12/31/2002                                                      15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                                                      15.47         .51             .73            1.24
Year ended 12/31/2000                                                      14.42         .57            1.62            2.19
----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2004                                                      17.24         .26            1.12            1.38
Year ended 12/31/2003                                                      14.38         .25            2.86            3.11
Year ended 12/31/2002                                                      15.82         .31           (1.41)          (1.10)
Year ended 12/31/2001                                                      15.46         .39             .73            1.12
Period from 3/15/2000 to 12/31/2000                                        13.65         .33            2.41            2.74
----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2004                                                      17.24         .25            1.11            1.36
Year ended 12/31/2003                                                      14.38         .24            2.87            3.11
Year ended 12/31/2002                                                      15.82         .30           (1.41)          (1.11)
Period from 3/15/2001 to 12/31/2001                                        15.47         .30             .63             .93
----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2004                                                      17.29         .39            1.11            1.50
Year ended 12/31/2003                                                      14.42         .36            2.88            3.24
Year ended 12/31/2002                                                      15.85         .42           (1.40)           (.98)
Period from 3/15/2001 to 12/31/2001                                        15.50         .40             .62            1.02
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2004                                                      17.28         .38            1.12            1.50
Year ended 12/31/2003                                                      14.41         .37            2.87            3.24
Period from 2/15/2002 to 12/31/2002                                        15.82         .37           (1.33)           (.96)
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2004                                                      17.28         .23            1.12            1.35
Year ended 12/31/2003                                                      14.41         .23            2.87            3.10
Period from 2/15/2002 to 12/31/2002                                        15.82         .26           (1.33)          (1.07)
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2004                                                      17.28         .23            1.12            1.35
Year ended 12/31/2003                                                      14.41         .23            2.87            3.10
 Period from 2/19/2002 to 12/31/2002                                       15.62         .26           (1.12)           (.86)
CLASS 529-E:
Year ended 12/31/2004                                                      17.28         .32            1.11            1.43
Year ended 12/31/2003                                                      14.41         .31            2.87            3.18
 Period from 3/5/2002 to 12/31/2002                                        16.14         .31           (1.76)          (1.45)
----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2004                                                      17.27         .37            1.12            1.49
Year ended 12/31/2003                                                      14.41         .35            2.86            3.21
 Period from 9/17/2002 to 12/31/2002                                       14.18         .13             .21             .34
                                                                                DIVIDENDS AND DISTRIBUTIONS




                                                         Dividends                       Total
                                                         (from net   Distributions     dividends      Net asset
                                                         investment      (from            and       value, end of  Total
                                                          income)    capital gains)  distributions     period      return
--------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                      $(.36)        $(.44)         $ (.80)        $18.00       8.92%
Year ended 12/31/2003                                       (.37)           --            (.37)         17.29      22.82
Year ended 12/31/2002                                       (.43)         (.02)           (.45)         14.42      (6.27)
Year ended 12/31/2001                                       (.56)         (.30)           (.86)         15.85       8.19
Year ended 12/31/2000                                       (.56)         (.58)          (1.14)         15.47      15.85
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2004                                       (.23)         (.44)           (.67)         17.95       8.15
Year ended 12/31/2003                                       (.25)           --            (.25)         17.24      21.90
Year ended 12/31/2002                                       (.32)         (.02)           (.34)         14.38      (7.04)
Year ended 12/31/2001                                       (.46)         (.30)           (.76)         15.82       7.34
Period from 3/15/2000 to 12/31/2000                         (.35)         (.58)           (.93)         15.46      20.52
--------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2004                                       (.22)         (.44)           (.66)         17.94       8.02
Year ended 12/31/2003                                       (.25)           --            (.25)         17.24      21.84
Year ended 12/31/2002                                       (.31)         (.02)           (.33)         14.38      (7.08)
Period from 3/15/2001 to 12/31/2001                         (.32)         (.26)           (.58)         15.82       6.08
--------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2004                                       (.35)         (.44)           (.79)         18.00       8.88
Year ended 12/31/2003                                       (.37)           --            (.37)         17.29      22.79
Year ended 12/31/2002                                       (.43)         (.02)           (.45)         14.42      (6.29)
Period from 3/15/2001 to 12/31/2001                         (.41)         (.26)           (.67)         15.85       6.64
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2004                                       (.35)         (.44)           (.79)         17.99       8.88
Year ended 12/31/2003                                       (.37)           --            (.37)         17.28      22.87
Period from 2/15/2002 to 12/31/2002                         (.43)         (.02)           (.45)         14.41      (6.19)
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2004                                       (.20)         (.44)           (.64)         17.99       7.94
Year ended 12/31/2003                                       (.23)           --            (.23)         17.28      21.74
Period from 2/15/2002 to 12/31/2002                         (.32)         (.02)           (.34)         14.41      (6.85)
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2004                                       (.20)         (.44)           (.64)         17.99       7.94
Year ended 12/31/2003                                       (.23)           --            (.23)         17.28      21.76
 Period from 2/19/2002 to 12/31/2002                        (.33)         (.02)           (.35)         14.41      (5.63)
---------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 12/31/2004                                       (.29)         (.44)           (.73)         17.98       8.44
Year ended 12/31/2003                                       (.31)           --            (.31)         17.28      22.37
 Period from 3/5/2002 to 12/31/2002                         (.28)           --            (.28)         14.41      (9.02)
---------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2004                                       (.34)         (.44)           (.78)         17.98       8.78
Year ended 12/31/2003                                       (.35)           --            (.35)         17.27      22.63
 Period from 9/17/2002 to 12/31/2002                        (.11)           --            (.11)         14.41       2.36

                                                                                         Ratio of    Ratio of
                                                                                         expenses    expenses
                                                                                        to average  to average
                                                                                        net assets  net assets
                                                                          Net assets,     before      after       Ratio of
                                                                            end of      reimburse-  reimburse-   net income
                                                                            period        ments/      ments/     to average
                                                                         (in millions)   waivers    waivers/4/   net assets
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                                      $29,162         .63 %       .62 %       2.23 %
Year ended 12/31/2003                                                       19,951         .67         .67         2.38
Year ended 12/31/2002                                                       12,405         .70         .70         2.79
Year ended 12/31/2001                                                        8,915         .68         .68         3.26
Year ended 12/31/2000                                                        6,042         .69         .69         3.93
----------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2004                                                        4,849        1.37        1.37         1.48
Year ended 12/31/2003                                                        3,344        1.42        1.42         1.62
Year ended 12/31/2002                                                        1,784        1.46        1.46         2.07
Year ended 12/31/2001                                                          608        1.44        1.44         2.46
Period from 3/15/2000 to 12/31/2000                                             38        1.44/5/     1.44/5/      3.02/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2004                                                        4,976        1.44        1.44         1.42
Year ended 12/31/2003                                                        2,968        1.48        1.48         1.55
Year ended 12/31/2002                                                        1,440        1.51        1.51         2.03
Period from 3/15/2001 to 12/31/2001                                            406        1.54/5/     1.54/5/      2.36/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2004                                                        1,110         .67         .67         2.19
Year ended 12/31/2003                                                          659         .69         .69         2.34
Year ended 12/31/2002                                                          320         .72         .72         2.81
Period from 3/15/2001 to 12/31/2001                                            104         .75/5/      .75/5/      3.15/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2004                                                          679         .69         .68         2.18
Year ended 12/31/2003                                                          389         .67         .67         2.36
Period from 2/15/2002 to 12/31/2002                                            160         .72/5/      .72/5/      2.91/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2004                                                          219        1.56        1.56         1.30
Year ended 12/31/2003                                                          137        1.58        1.58         1.44
Period from 2/15/2002 to 12/31/2002                                             55        1.60/5/     1.60/5/      2.04/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2004                                                          327        1.55        1.55         1.31
Year ended 12/31/2003                                                          193        1.57        1.57         1.46
 Period from 2/19/2002 to 12/31/2002                                            77        1.59/5/     1.59/5/      2.05/5/
CLASS 529-E:
Year ended 12/31/2004                                                           45        1.04        1.03         1.83
Year ended 12/31/2003                                                           27        1.05        1.05         1.97
 Period from 3/5/2002 to 12/31/2002                                             10        1.06/5/     1.06/5/      2.60/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2004                                                           14         .79         .78         2.09
Year ended 12/31/2003                                                            7         .80         .80         2.16
Period from 9/17/2002 to 12/31/2002                                             --/6/      .23         .23          .87



                                     32
American Balanced Fund / Prospectus

                                          YEAR ENDED DECEMBER 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         32%         41%         50%          51%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges, including contingent deferred sales charges.

/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/5/ Annualized.
/6/ Amount less than $1 million.
                                            American Balanced Fund / Prospectus

[logo - American Funds (r)]            The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR                      American Funds Service Company
          COLLEGEAMERICA/(R)/      800 /421-0180, ext. 529
          FOR 24                   American FundsLine/(R)/
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The CollegeAmerica Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.

[logo - recycled bug]





Printed on recycled paper                    Investment Company File No. 811-66
MFGEPR-911-0305P Litho in USA CGD/MC/8002
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
            Capital Guardian             Capital Bank and Trust

[logo - American Funds (r)]             The right choice for the long term/(R)/




American Balanced
Fund/(R)/



PROSPECTUS
ADDENDUM





 March 1, 2005











 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of American Balanced Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------
 Management fees                                    0.25%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees           none
--------------------------------------------------------------
 Other expenses/1/                                  0.12
--------------------------------------------------------------
 Total annual fund operating expenses/2/            0.37



/1/ A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.
/2/ The fund's investment adviser began waiving 5.00% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01% (though the impact may appear greater due to rounding). Total annual fund operating expenses do not reflect this waiver. Information regarding the effect of the waiver on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------
 Class R-5                $38     $119     $208       $468
-------------------------------------------------------------

Purchase and exchange of shares -- pages 18-21

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 22-25

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

Financial highlights/1/ -- pages 32-33

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/


                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                 $17.30        $.44          $ 1.12          $ 1.56
 Year ended 12/31/2003                  14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002    16.07         .30           (1.71)          (1.41)
                                             DIVIDENDS AND DISTRIBUTIONS




                                      Dividends                       Total
                                      (from net   Distributions     dividends      Net asset
                                      investment      (from            and       value, end of  Total
                                       income)    capital gains)  distributions     period      return
--------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                  $(.41)        $(.44)         $(.85)         $18.01       9.21%
 Year ended 12/31/2003                   (.41)           --           (.41)          17.30      23.16
 Period from 5/15/2002 to 12/31/2002     (.23)           --           (.23)          14.43      (8.77)

                                                      Ratio of    Ratio of
                                                      expenses    expenses
                                                     to average  to average
                                                     net assets  net assets
                                       Net assets,     before      after       Ratio of
                                         end of      reimburse-  reimburse-   net income
                                         period        ments/      ments/     to average
                                      (in millions)   waivers    waivers/3/   net assets
-----------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                    $246         .37 %       .36 %        2.51 %
 Year ended 12/31/2003                     127         .38         .38          2.62
 Period from 5/15/2002 to 12/31/2002        26         .39/4/      .39/4/       3.27/4/




                                          YEAR ENDED DECEMBER 31
                           2004         2003        2002        2001         2000
-------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        25%         32%         41%         50%          51%
OF SHARES




/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/ Based on average shares outstanding.

/3/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/4/ Annualized.

                        AMERICAN BALANCED FUND, INC.

                                     Part B

                      Statement of Additional Information

                               March 1, 2005


This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of American Balanced Fund, Inc. (the "fund" or "AMBAL") dated March 1, 2005. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                          American Balanced Fund, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                  415/421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.


                             TABLE OF CONTENTS


Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        2
Fundamental policies and investment restrictions. . . . . . . . . .        8
Management of the fund  . . . . . . . . . . . . . . . . . . . . . .       11
Execution of portfolio transactions . . . . . . . . . . . . . . . .       31
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .       31
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       34
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       39
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       43
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       46
Shareholder account services and privileges . . . . . . . . . . . .       47
General information . . . . . . . . . . . . . . . . . . . . . . . .       49
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       55
Financial statements



                        American Balanced Fund -- Page 1

               CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES

..    The fund will invest at least 50% of the value of its assets in common stocks.

DEBT SECURITIES

..    The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa or better by Moody's Investors Service or BBB or better by Standard & Poor's Corporation, or in unrated securities determined to be of equivalent quality.

..    Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated, its quality becomes equivalent to such a rating), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

NON-U.S. SECURITIES

..    The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/ or conducts its principal operations.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."


EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.


There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse

                        American Balanced Fund -- Page 2
publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and may repay the amount borrowed periodically during the life of the security or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.


Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.


Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market

                        American Balanced Fund -- Page 3
and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.


U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:


     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:


     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying

                        American Balanced Fund -- Page 4
     mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the

                        American Balanced Fund -- Page 5
principal has a floor at par, meaning that the investor receives at least the par value at redemption.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.


REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general.


INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.


The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product and a low market capitalization relative to those in the United States and western Europe. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.


The fund may purchase and sell currencies to facilitate securities transactions.


CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to nine months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)) (b) commercial bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the

                        American Balanced Fund -- Page 6
security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.


RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement.


Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can


                        American Balanced Fund -- Page 7
change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended December 31, 2004 and 2003 were 25% and 32%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1. To invest in a diversified list of securities, including common stocks, preferred stocks, and bonds, to the extent considered advisable by management.

2. To allocate its investments among different industries as well as among individual companies. The amount invested in an industry will vary from time to time in accordance with the judgment of management, but 25% or more of the value of the fund's total assets shall not be invested in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3. Not to invest in companies for the purpose of exercising control or management.

                        American Balanced Fund -- Page 8

4. Not to invest more than 5% of the value of its total assets in the securities of any one issuer (except the U.S. government).

5. Not to acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

6. Not to borrow money except temporarily extraordinary or emergency purposes, in an amount not exceeding 5% of the fund's total assets at the time of borrowing.

7. Not to underwrite the sale, or participate in any underwriting or selling group in connection with the public distribution, of any security. The fund may invest not more than 10% of its net assets in, and subsequently distribute, as permitted by law, securities and other assets for which there is no ready market.

8. Not to purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

9. Not to engage in the purchase or sale of real estate. Investments in real estate investment trusts which may invest only in mortgages or other security interests are not deemed purchases of real estate.

10.  Not to purchase or sell commodities or commodity contracts.

11. Not to make loans of money or securities to any person or firm; provided, however, that the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan.

12.  Not to effect short sales of securities.

13. Not to invest more than 75% of the value of the fund's net assets in common stocks, such percentage including the value of that portion of convertible securities attributable to the conversion feature.

14.  Not to write, purchase or sell options.

For purposes of Investment Restriction #7, restricted securities are treated as not readily marketable by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors.


Notwithstanding Investment Restriction #14, the fund may purchase warrants issued together with bonds or preferred stock as well as rights.


NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:


1. Not to invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   Not to invest in senior securities, except as permitted by the 1940 Act.

                        American Balanced Fund -- Page 9

Notwithstanding non-fundamental Investment Restriction #1, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

                        American Balanced Fund -- Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS


                                   YEAR FIRST                                     NUMBER OF PORTFOLIOS
                      POSITION      ELECTED                                         WITHIN THE FUND        OTHER DIRECTORSHIPS/3/
                      WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ OVERSEEN               HELD
    NAME AND AGE        FUND     OF THE FUND/1/          PAST FIVE YEARS              BY DIRECTOR               BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox         Director    1976-1978      Managing General Partner, Fox            7             Crompton Corporation
 Age: 67                              1982        Investments LP; former
                                                  Professor, University of
                                                  California; retired President
                                                  and CEO, Foster Farms
                                                  (poultry producer)
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones      Director       1993        Co-founder, VentureThink LLC             6             None
 Age: 57                                          (developed and managed
                                                  e-commerce businesses) and
                                                  Versura, Inc. (education loan
                                                  exchange); former Treasurer,
                                                  The Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie        Director       2003        Business consultant; former              2             None
 Age: 68                                          President, Sequoia Associates
                                                  LLC (investment firm
                                                  specializing in medium-size
                                                  buyouts); former Vice
                                                  Chairman of the Board, Gap,
                                                  Inc. (specialty apparel
                                                  retailing)
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald      Director    1975-1978      The Stanford Investors                   8             iStar Financial, Inc.;
 Age: 67                              1988        Professor, Graduate School of                          Plum Creek Timber Co.;
                                                  Business, Stanford University                          Scholastic Corporation;
                                                                                                         Varian, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson     Director       1999        Managing Director, Oak Glen              2             None
 Age: 63                                          Consultancy, LLC (consulting
                                                  services to charitable
                                                  organizations, pension funds
                                                  and other financial
                                                  management companies)
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs        Director       1989        President Emeritus, Keck                 4             None
 Age: 70                                          Graduate Institute of Applied
                                                  Life Sciences
-----------------------------------------------------------------------------------------------------------------------------------
 Isaac Stein           Director       2004        President, Waverley                      2             Maxygen, Inc.
 Age: 58                                          Associates (private
                                                  investment fund); Managing
                                                  Director, Technogen
                                                  Associates L.P. (venture
                                                  capital partnership);
                                                  Chairman Emeritus, Stanford
                                                  University
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf     Director       1988        Private investor; corporate              6             Crompton Corporation;
 Age: 70                                          director; former Lecturer,                             First Energy Corporation
                                                  Department of Molecular
                                                  Biology, Princeton University
-----------------------------------------------------------------------------------------------------------------------------------



                        American Balanced Fund -- Page 11

                                                      PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST          PAST FIVE YEARS AND
                                        ELECTED               POSITIONS HELD           NUMBER OF PORTFOLIOS
                        POSITION       A DIRECTOR        WITH AFFILIATED ENTITIES        WITHIN THE FUND
                        WITH THE     AND/OR OFFICER    OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ OVERSEEN
    NAME AND AGE          FUND       OF THE FUND/1/            OF THE FUND                 BY DIRECTOR
-------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
-------------------------------------------------------------------------------------------------------------
 Robert G.             Chairman of        1990        Senior Vice President and                  4
 O'Donnell             the Board                      Director, Capital Research and
 Age: 60                                              Management Company
-------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Director           1994        Executive Vice President and              17
 Age: 56                                              Director, Capital Research and
                                                      Management Company; Director,
                                                      The Capital Group Companies,
                                                      Inc./*/
-------------------------------------------------------------------------------------------------------------




                        OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE                BY DIRECTOR
----------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
----------------------------------------------------
 Robert G.             None
 O'Donnell
 Age: 60
----------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 56
----------------------------------------------------




                        American Balanced Fund -- Page 12

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                                                                                 PAST FIVE YEARS AND POSITIONS HELD
                             POSITION         YEAR FIRST ELECTED                      WITH AFFILIATED ENTITIES
                             WITH THE             AN OFFICER                        OR THE PRINCIPAL UNDERWRITER
    NAME AND AGE               FUND             OF THE FUND/1/                               OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 J. Dale Harvey             President                1997          Vice President, Capital Research and Management Company;
 Age: 39                                                           Director, American Funds Service Company/*/
-----------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum         Senior Vice               1999          Senior Vice President, Capital Research Company/*/
 Age: 44                    President
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine        Senior Vice               1990          Senior Vice President and Director, Capital Research and
 Age: 75                    President                              Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald         Senior Vice               2003          Senior Vice President and Director, Capital Research and
 Age: 45                    President                              Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet              Senior Vice               2000          Senior Vice President, Capital Research and Management Company;
 Age: 48                    President                              Director, American Funds Distributors, Inc./*/
-----------------------------------------------------------------------------------------------------------------------------------
 Gregory D. Johnson       Vice President             2003          Senior Vice President, Capital Research Company/*/
 Age: 41
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey T. Lager         Vice President             2002          Vice President, Capital Research Company/*/
 Age: 36
-----------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan            Secretary                1986          Vice President - Fund Business Management Group, Capital
 Age: 46                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe            Treasurer                2000          Vice President - Fund Business Management Group, Capital
 Age: 37                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould        Assistant Treasurer          1994          Vice President - Fund Business Management Group, Capital
 Age: 50                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                        American Balanced Fund -- Page 13

/*/ Company affiliated with Capital Research and Management Company.
/1/ Directors and officers of the fund serve until their resignation, removal or retirement.

/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ This includes all directorships (other than those of the American Funds) that are held by each Director as a director of a public company or a registered investment company.

/4/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/5/ All of the officers listed, except Jeffrey T. Lager, are officers and/or
    Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                        American Balanced Fund -- Page 14

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2004


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Isaac Stein                   Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert G. O'Donnell           Over $100,000               Over $100,000
-------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" Directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the investment adviser or its affiliates. The fund pays to Directors who are not affiliated with the investment adviser: (a) fees of $2,000 for each Board of Directors meeting attended, (b) $1,000 for each meeting attended as a member of a committee of the Board of Directors and (c) annual fees of either $15,000 (if the Director also receives compensation as a member of the Board of another fund advised by the investment adviser and the other Board typically meets separately from the fund's Board of Directors), or $50,000 (for all other unaffiliated Directors), a pro rata portion of which is paid by the fund and another fund whose Board meets jointly with the fund's Board of Directors.


The payment by the fund to certain unaffiliated Directors of a larger per fund annual fee reflects the significant time and labor commitment required of any mutual fund Board member overseeing even one fund.


The Nominating Committee of the Board of Directors, a Committee comprised exclusively of Directors not affiliated with the investment adviser, reviews Director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the Nominating Committee considers a number of factors, including operational, regulatory and other

                        American Balanced Fund -- Page 15
developments affecting the complexity of the Board's oversight obligations, as well as comparative industry data. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the investment adviser.


DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2004



                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                            COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------
 Robert A. Fox/3/                $33,215                       $239,249
-----------------------------------------------------------------------------------
 Leonade D. Jones/3/              34,500                        214,500
-----------------------------------------------------------------------------------
 John M. Lillie                   31,700                         70,214
-----------------------------------------------------------------------------------
 John G. McDonald/3/              32,125                        306,749
-----------------------------------------------------------------------------------
 James K. Peterson                38,200                         83,214
-----------------------------------------------------------------------------------
 Henry E. Riggs/3/                29,750                        130,000
-----------------------------------------------------------------------------------
 Isaac Stein                      31,700                         71,464
-----------------------------------------------------------------------------------
 Patricia K. Woolf/3/             30,833                        188,000
-----------------------------------------------------------------------------------




/1/ Amounts may be deferred by eligible Directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Directors. Compensation for the fiscal year ended December 31, 2004, includes earnings on amounts deferred in previous fiscal years.
/2/ Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2004 fiscal year for participating Directors is as follows: Robert A. Fox ($350,375), Leonade D. Jones ($78,926), John G. McDonald ($304,612),
    Henry E. Riggs ($317,846) and Patricia K. Woolf ($100,407). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of February 1, 2005, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, and reorganized in Maryland on February 2, 1990. Although the Board of Directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's Board, which meets periodically and performs duties required by applicable state and federal laws.

                        American Balanced Fund -- Page 16

Under Maryland law, the business affairs of a fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. The 529 share classes are available only through CollegeAmerica/(R)/ to investors establishing qualified higher education savings accounts. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with Directors who are not "interested persons" of the fund, provide in effect that, subject to certain conditions, the fund will indemnify its officers and Directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, Directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

                        American Balanced Fund -- Page 17

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson and Isaac Stein, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent registered public accounting firm and the full Board of Directors. Four Audit Committee meetings were held during the 2004 fiscal year.


The fund has a Governance and Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson, Henry E. Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Governance and Contracts Committee meetings were held during the 2004 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent Director candidates to the full Board of Directors. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, addressed to the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Three Nominating Committee meetings were held during the 2004 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four Proxy Committee meetings were held during the 2004 fiscal year.


PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance Series. Certain American Funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by

                        American Balanced Fund -- Page 18
those funds' Boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


On August 31 of each year, each fund is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. The fund's voting record for the 12 months ended June 30, 2004 is available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.


     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

                        American Balanced Fund -- Page 19

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2005. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.



                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A        17.08%
 201 Progress Parkway                                Class B         7.34
 Maryland Heights, MO  63043-3009
----------------------------------------------------------------------------
 Citigroup Global Market, Inc.                       Class B         5.52
 333 W. 34th Street                                  Class C        10.05
 New York, NY  10001
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit Of Its Customers        Class B         5.55
 4800 Deer Lake Drive East, Floor 2                  Class C        17.49
 Jacksonville, FL  32246                             Class R-4       5.26
----------------------------------------------------------------------------
 Charles Schwab & Co.                                Class F        10.47
 101 Montgomery Street                               Class R-4      10.32
 San Francisco, CA  94104
----------------------------------------------------------------------------
 AST Trust Co. TTEE FBO                              Class R-1       9.40
 Windermere Real Estate Retirement Plan
 2390 East Camelback Road, Suite 240
 Phoenix, AZ  85016
----------------------------------------------------------------------------
 ING National Trust                                  Class R-2       5.97
 151 Farmington Avenue #TN41
 Hartford, CT  06156
----------------------------------------------------------------------------
 John Hancock Life Insurance Company USA             Class R-3      17.91
 250 Bloor Street East, 7th Floor
 Toronto, Ontario
 Canada M4W 1E5
----------------------------------------------------------------------------
 ING Life Insurance & Annuity                        Class R-3      10.40
 151 Farmington Avenue #TN41                         Class R-4       7.74
 Hartford, CT  06156
----------------------------------------------------------------------------
 Hartford Life Insurance Company                     Class R-3       7.66
 P.O. Box 2999
 Hartford, CT  06104
----------------------------------------------------------------------------
 Newell Rubbermaid 401K                              Class R-4       5.79
 c/o JP Morgan RPS MGMT RPTG Team
 P.O. Box 419784
 Kansas City, MO  64141
----------------------------------------------------------------------------
 State Street Bank & Trust Company TTEE              Class R-4       5.59
 Citistreet Core Market 401K
 Buttery March Park III
 Quincy, MA  02169
----------------------------------------------------------------------------
 The Northern Trust TTEE                             Class R-5      30.34
 UBS Financial Services Inc.
 P.O. Box 92994
 Chicago, IL  60675
----------------------------------------------------------------------------
 Wells Fargo Bank NA TTEE                            Class R-5      16.62
 Pacificare Health Systems 401K
 P.O. Box 1533
 Minneapolis, MN  55480
----------------------------------------------------------------------------
 Capital Group Master Retirement Plan                Class R-5       9.44
 c/o Capital Guardian Trust Company
 333 South Hope Street, Floor 49
 Los Angeles, CA  90071
----------------------------------------------------------------------------
 Marshall & Ilsley Trust Company FBO                 Class R-5       7.20
 Mitra & Co. EXP 401K
 1000 North Water Street
 Milwaukee, WI  53202
----------------------------------------------------------------------------


                        American Balanced Fund -- Page 20

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


                        American Balanced Fund -- Page 21

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing mutual fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may manage assets in other mutual funds advised by Capital Research and Management Company. Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American Balanced Fund portfolio counselors are measured include: S&P 500; Lipper Growth and Income Funds Index (adjusted); and Lehman Brothers Aggregate Bond Index.


PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                        American Balanced Fund -- Page 22

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2004:




                                          NUMBER             NUMBER
                                         OF OTHER           OF OTHER          NUMBER
                                        REGISTERED           POOLED          OF OTHER
                                        INVESTMENT         INVESTMENT        ACCOUNTS
                                     COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                           THAT               THAT           PORTFOLIO
                                         PORTFOLIO         PORTFOLIO         COUNSELOR
                      DOLLAR RANGE       COUNSELOR         COUNSELOR          MANAGES
                         OF FUND          MANAGES           MANAGES         (ASSETS OF
     PORTFOLIO           SHARES       (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR          OWNED/1/       IN BILLIONS)       IN BILLIONS)    IN BILLIONS)/2/
-------------------------------------------------------------------------------------------
 Robert G.                Over         4      $144.4/3/       None             None
 O'Donnell             $1,000,000
-------------------------------------------------------------------------------------------
 J. Dale Harvey        $100,001 --     3      $103.0/3/       None             None
                        $500,000
-------------------------------------------------------------------------------------------
 John H. Smet          $100,001 --     6      $134.5/3/       None          3       $2.0/4/
                        $500,000
-------------------------------------------------------------------------------------------
 HIlda L. Applbaum     $50,001 --      1      $53.6/3/        None             None
                        $100,000
-------------------------------------------------------------------------------------------
 Mark R. Macdonald     $100,001 --     4      $168.6/3/       None             None
                        $500,000
-------------------------------------------------------------------------------------------
 Gregory D. Johnson    $50,001 --      2      $76.1/3/        None             None
                        $100,000
-------------------------------------------------------------------------------------------



/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
    $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/ Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
/3/ Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
/4/ Fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written

                        American Balanced Fund -- Page 23
notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors.


In approving the renewal of the Agreement for the current period, the Committee considered a wide variety of factors, including, among others, the very good relative investment results of the fund; the relatively low advisory fees and overall expenses of the fund; how economies of scale are considered in determining the investment advisory fee rates at different net asset levels; the quality and depth of experience of the investment adviser and its personnel; and the profitability of the investment adviser. Based on their review, the Committee and the Board concluded that the advisory fees and expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying fees and expenses.


In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The investment adviser receives a management fee at the annual rate of 0.42% on the first $500 million of the fund's daily net assets, 0.324% of such assets over $500 million to $1 billion, 0.30% of such assets over $1 billion to $1.5 billion, 0.282% of such assets over $1.5 billion to $2.5 billion, 0.27% of such assets over $2.5 billion to $4 billion, 0.262% of such assets over $4 billion to $6.5 billion, 0.255% of such assets over $6.5 billion to $10.5 billion, 0.25% of such assets over $10.5 billion to $13 billion, 0.245% of such assets over $13 billion to $17 billion, 0.24% of such assets over $17 billion to $21 billion, 0.235% of such assets over $21 billion to $27 billion, 0.230% of such assets over $27 billion to $34 billion, 0.225% of such assets over $34 billion to $44 billion, 0.220% of such assets over $44 billion to $55 billion, and 0.215% of such assets over $55 billion.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's

                        American Balanced Fund -- Page 24
management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended December 31, 2004, the investment adviser was entitled to receive from the fund management fees of $90,936,000. As a result of the management fee waiver described below, for the year ended December 31, 2004, the fee shown on the accompanying financial statements of $90,936,000 was reduced by $1,699,000 to $89,237,000. For the fiscal years ended December 31, 2003 and 2002, management fees paid by the fund amounted to $55,043,000 and $36,866,000, respectively.


Effective for the period from September 1, 2004 until August 31, 2005, the investment adviser has agreed to waive 5% of the management fees that it is otherwise entitled to receive under the Agreement. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until December 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1 and R-2 shares, the investment adviser has agreed to pay a portion of these fees. For the year ended December 31, 2004, the total fees paid by the investment adviser were $576,000.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each applicable share class, except Class R-5 shares. For Class R-5 shares, the administrative services fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average net assets of Class R-5 shares.

                        American Balanced Fund -- Page 25

During the 2004 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:


                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------
                CLASS C                                $6,910,000
--------------------------------------------------------------------------------
                CLASS F                                 1,400,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 868,000
--------------------------------------------------------------------------------
              CLASS 529-B                                 333,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 464,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  58,000
--------------------------------------------------------------------------------
              CLASS 529-F                                  18,000
--------------------------------------------------------------------------------
               CLASS R-1                                   58,000
--------------------------------------------------------------------------------
               CLASS R-2                                2,557,000
--------------------------------------------------------------------------------
               CLASS R-3                                2,581,000
--------------------------------------------------------------------------------
               CLASS R-4                                  816,000
--------------------------------------------------------------------------------
               CLASS R-5                                  166,000
--------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

                        American Balanced Fund -- Page 26

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2004            $42,738,000        $195,563,000
                                                  2003             24,319,000         113,448,000
                                                  2002             21,532,000         102,327,000
                 CLASS B                          2004              7,325,000          55,703,000
                                                  2003              6,614,000          46,591,000
                                                  2002             10,301,000          55,524,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2004              1,646,000           7,995,000
                                                  2003              1,141,000           5,570,000
                                                  2002              1,016,000           4,860,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2004                492,000           2,610,000
                                                  2003                448,000           2,530,000
                                                  2002                318,000           2,293,000
-----------------------------------------------------------------------------------------------------



The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A

                        American Balanced Fund -- Page 27
shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (c) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares; (g) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2004, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $10,892,000.


For Class B and 529-B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


For Class R-1 shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

                        American Balanced Fund -- Page 28

For Class R-2 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-4 shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.


During the 2004 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                         12B-1 LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $61,029,000                 $4,008,000
------------------------------------------------------------------------------
        CLASS B                  40,850,000                  4,048,000
------------------------------------------------------------------------------
        CLASS C                  39,734,000                  4,131,000
------------------------------------------------------------------------------
        CLASS F                   2,171,000                    230,000
------------------------------------------------------------------------------
      CLASS 529-A                   800,000                     75,000
------------------------------------------------------------------------------
      CLASS 529-B                 1,763,000                    181,000
------------------------------------------------------------------------------
      CLASS 529-C                 2,570,000                    269,000
------------------------------------------------------------------------------
      CLASS 529-E                   176,000                     18,000
------------------------------------------------------------------------------
      CLASS 529-F                    27,000                      3,000
------------------------------------------------------------------------------
       CLASS R-1                    273,000                     34,000
------------------------------------------------------------------------------
       CLASS R-2                  3,569,000                    402,000
------------------------------------------------------------------------------
       CLASS R-3                  6,168,000                    757,000
------------------------------------------------------------------------------
       CLASS R-4                  1,335,000                    173,000
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS -- As of January 2005, the top dealers that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.


                        American Balanced Fund -- Page 29

     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.


                        American Balanced Fund -- Page 30

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended December 31, 2004, 2003 and 2002 amounted to $26,904,000, $22,286,000 and
$22,284,000, respectively. With respect to fixed income securities, brokerage commissions include only explicit investment dealer concessions and exclude other transaction costs which may be reflected in the spread between the bid and asked price. The increase in brokerage commissions paid in 2004 as compared to 2003 and 2002 is attributable to growth in the sale of the fund's shares, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.


The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.


At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Banc of America Securities LLC, Citigroup Global Markets Inc., Credit Suisse First Boston LLC and J.P. Morgan Securities Inc. As of the fund's 2004 fiscal year-end, the fund held equity securities of Bank of America Corp. in the amount of $281,940,000 and Citigroup Inc. in the amount of $325,215,000. The fund held debt securities of Bank of America Corp. in the amount of $11,047,000, Citigroup Inc. in the amount of $7,082,000, Credit Suisse First Boston (USA), Inc. in the amount of $5,127,000 and J.P. Morgan Chase & Co. in the amount of $69,039,000.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's Board of Directors and compliance will be periodically assessed by the Board in connection with reporting from the fund's Chief Compliance Officer.


Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may

                        American Balanced Fund -- Page 31
then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. Affiliates of the fund (including the fund's Board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers (such as the fund's custodian and outside counsel) who require such information for legitimate business and fund oversight purposes may receive such information earlier.


Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.


The authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the Investment Committee of the fund's investment adviser. In exercising its authority, the Investment Committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to fund service providers for legitimate business and fund oversight purposes) until such holdings have been made public on the American Funds website, helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.


                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules

                        American Balanced Fund -- Page 32
about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.

                        American Balanced Fund -- Page 33

The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S.

                        American Balanced Fund -- Page 34
government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.


     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities,

                        American Balanced Fund -- Page 35
     generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.



     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain

                        American Balanced Fund -- Page 36
     the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.


     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income. Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." Only fund dividends derived from qualified corporation dividends paid to the fund after December 31, 2002, and held by the fund for the appropriate holding period, will be distributed to shareholders as qualified dividends. Interest income from bonds and

                        American Balanced Fund -- Page 37
     money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum tax rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

                        American Balanced Fund -- Page 38

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

                        American Balanced Fund -- Page 39

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase order.


Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).



FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.


OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified,

                        American Balanced Fund -- Page 40

American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.


                                 SALES CHARGES

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     As noted in the prospectus, employer-sponsored retirement plans are not eligible to purchase Class A shares without a sales charge, or establish a statement of intention to do so, unless they are currently invested in Class A shares. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3) current registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including

                        American Balanced Fund -- Page 41
          parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                        American Balanced Fund -- Page 42

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares representing direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

                        American Balanced Fund -- Page 43

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below) or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);

     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts

                        American Balanced Fund -- Page 44
     and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP

                        American Balanced Fund -- Page 45
          should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     . in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     . in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     . in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                        American Balanced Fund -- Page 46

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:


(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

                        American Balanced Fund -- Page 47

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.


AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

                        American Balanced Fund -- Page 48

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.


REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


While payment of redemptions normally will be in cash, the fund's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent. Certificates are not available for the 529 or R share classes.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds

                        American Balanced Fund -- Page 49

Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $26,192,000 for Class A shares and $4,202,000 for Class B shares for the 2004 fiscal year.


In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for Directors who are not "interested persons" (as defined by the 1940 Act) of the fund in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term

                        American Balanced Fund -- Page 50
trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2004

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). . . . . . . . . .     $18.00
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .  . . . . . . . .     $19.10


                        American Balanced Fund -- Page 51

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:


                                                                                FUND NUMBERS
                                                                     ------------------------------------
FUND                                                                 CLASS A  CLASS B  CLASS C   CLASS F
---------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.



                        American Balanced Fund -- Page 52

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409




                        American Balanced Fund -- Page 53

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.




                        American Balanced Fund -- Page 54

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service (Moody's) and Standard & Poor's Corporation (Standard & Poor's).


                        DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

AAA
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


AA
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.


BAA
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


BA
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


B
Obligations rated B are considered speculative and are subject to high credit risk.


CAA
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


CA
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        American Balanced Fund -- Page 55

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                        American Balanced Fund -- Page 56

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        American Balanced Fund -- Page 57

[logo - American Funds (r)]




AMERICAN BALANCED FUND
INVESTMENT PORTFOLIO
December 31, 2004

                                                                                                                       Market value
COMMON STOCKS -- 67.66%                                                                                     Shares            (000)

FINANCIALS -- 11.71%
Fannie Mae                                                                                               9,900,800      $   705,036
Freddie Mac                                                                                              7,150,000          526,955
Washington Mutual, Inc.                                                                                  8,250,000          348,810
American International Group, Inc.                                                                       5,250,000          344,767
St. Paul Travelers Companies, Inc.                                                                       9,075,000          336,410
Citigroup Inc.                                                                                           6,750,000          325,215
American Express Co.                                                                                     5,650,000          318,490
Wells Fargo & Co.                                                                                        4,700,000          292,105
Bank of America Corp.                                                                                    6,000,000          281,940
Marsh & McLennan Companies, Inc.                                                                         8,047,500          264,763
Berkshire Hathaway Inc., Class A(1)                                                                          3,000          263,700
U.S. Bancorp                                                                                             7,500,000          234,900
Bank of New York Co., Inc.                                                                               6,400,000          213,888
Societe Generale                                                                                         1,700,000          171,420
Aon Corp.                                                                                                6,500,000          155,090
SunTrust Banks, Inc.                                                                                     2,000,000          147,760
Comerica Inc.                                                                                            2,100,000          128,142
ING Groep NV                                                                                             4,002,421          120,669
Jefferson-Pilot Corp.                                                                                    1,700,000           88,332
                                                                                                                          5,268,392

INFORMATION TECHNOLOGY -- 10.50%
Microsoft Corp.                                                                                         26,250,000          701,138
International Business Machines Corp.                                                                    5,400,000          532,332
Intel Corp.                                                                                             20,000,000          467,800
Hewlett-Packard Co.                                                                                     22,000,000          461,340
Texas Instruments Inc.                                                                                  18,500,000          455,470
Automatic Data Processing, Inc.                                                                          7,500,000          332,625
Oracle Corp.1                                                                                           21,500,000          294,980
Electronic Data Systems Corp.                                                                           12,550,000          289,905
Cisco Systems, Inc.(1)                                                                                  12,000,000          231,600
Analog Devices, Inc.                                                                                     5,950,000          219,674
Applied Materials, Inc.(1)                                                                              12,100,000          206,910
Motorola, Inc.                                                                                           7,700,000          132,440
EMC Corp.(1)                                                                                             8,000,000          118,960
Dell Inc.(1)                                                                                             2,700,000          113,778
Agilent Technologies, Inc.(1)                                                                            4,000,000           96,400
Nokia Corp. (ADR)                                                                                        4,300,000           67,381
                                                                                                                          4,722,733

HEALTH CARE -- 8.19%
Abbott Laboratories                                                                                     10,350,000      $   482,828
Eli Lilly and Co.                                                                                        7,952,000          451,276
Johnson & Johnson                                                                                        6,500,000          412,230
Bristol-Myers Squibb Co.                                                                                13,750,000          352,275
Medtronic, Inc.                                                                                          5,650,000          280,635
McKesson Corp.                                                                                           8,200,000          257,972
Merck & Co., Inc.                                                                                        8,000,000          257,120
Wyeth                                                                                                    5,575,000          237,439
Amgen Inc.(1)                                                                                            3,350,000          214,902
AstraZeneca PLC (ADR)                                                                                    5,000,000          181,950
Pfizer Inc                                                                                               5,200,000          139,828
CIGNA Corp.                                                                                              1,550,000          126,434
Aetna Inc.                                                                                                 850,000          106,038
Biogen Idec Inc.(1)                                                                                      1,486,250           98,999
Becton, Dickinson and Co.                                                                                1,500,000           85,200
                                                                                                                          3,685,126

CONSUMER DISCRETIONARY -- 7.99%
Target Corp.                                                                                             6,450,000          334,948
Carnival PLC                                                                                             4,250,000          258,825
Kohl's Corp.(1)                                                                                          5,050,000          248,309
Lowe's Companies, Inc.                                                                                   4,300,000          247,637
TJX Companies, Inc.                                                                                      9,750,000          245,018
Clear Channel Communications, Inc.                                                                       6,750,000          226,058
Time Warner Inc.(1)                                                                                     11,400,000          221,616
General Motors Corp.                                                                                     4,950,000          198,297
J.C. Penney Co., Inc.                                                                                    4,500,000          186,300
Leggett & Platt, Inc.                                                                                    5,500,000          156,365
Magna International Inc., Class A                                                                        1,840,000          151,892
Home Depot, Inc.                                                                                         3,500,000          149,590
Gannett Co., Inc.                                                                                        1,600,000          130,720
Walt Disney Co.                                                                                          4,500,000          125,100
Comcast Corp., Class A(1)                                                                                3,700,000          123,136
Best Buy Co., Inc.                                                                                       2,000,000          118,840
Koninklijke Philips Electronics NV                                                                       4,250,000          112,303
Carnival Corp., units                                                                                    1,900,000          109,497
eBay Inc.(1)                                                                                               850,000           98,838
Harley-Davidson Motor Co.                                                                                1,500,000           91,125
Interpublic Group of Companies, Inc.(1)                                                                  4,235,000           56,749
                                                                                                                          3,591,163

CONSUMER STAPLES -- 7.77%
Altria Group, Inc.                                                                                      13,000,000          794,300
Wal-Mart Stores, Inc.                                                                                    9,000,000          475,380
Walgreen Co.                                                                                            12,200,000          468,114
Procter & Gamble Co.                                                                                     7,200,000          396,576
PepsiCo, Inc.                                                                                            4,800,000          250,560
Avon Products, Inc.                                                                                      5,700,000          220,590
Sara Lee Corp.                                                                                           7,300,000          176,222
Anheuser-Busch Companies, Inc.                                                                           3,400,000          172,482
Coca-Cola Co.                                                                                            3,900,000          162,357
Albertson's, Inc.                                                                                        5,200,000          124,176
Unilever NV (New York registered)                                                                        1,500,000          100,065
H.J. Heinz Co.                                                                                           2,350,000           91,627
Del Monte Foods Co.(1)                                                                                   5,757,100           63,443
                                                                                                                          3,495,892

INDUSTRIALS -- 7.14%
General Electric Co.                                                                                    21,950,000   $      801,175
United Technologies Corp.                                                                                5,765,000          595,813
Northrop Grumman Corp.                                                                                   9,870,000          536,533
Tyco International Ltd.                                                                                 10,450,000          373,483
Lockheed Martin Corp.                                                                                    5,000,000          277,750
General Dynamics Corp.                                                                                   1,650,000          172,590
Burlington Northern Santa Fe Corp.                                                                       3,300,000          156,123
Deere & Co.                                                                                              1,500,000          111,600
Raytheon Co.                                                                                             1,710,000           66,399
Southwest Airlines Co.                                                                                   3,935,000           64,062
IKON Office Solutions, Inc.                                                                              5,000,000           57,800
                                                                                                                          3,213,328

TELECOMMUNICATION SERVICES -- 4.82%
BellSouth Corp.                                                                                         22,690,000          630,555
SBC Communications Inc.                                                                                 18,250,000          470,303
Sprint Corp.                                                                                            17,200,000          427,420
AT&T Corp.                                                                                              13,000,000          247,780
Vodafone Group PLC                                                                                      58,800,000          159,158
ALLTEL Corp.                                                                                             2,200,000          129,272
Verizon Communications Inc.                                                                              2,500,000          101,275
                                                                                                                          2,165,763

ENERGY -- 4.46%
Royal Dutch Petroleum Co. (New York registered)                                                         13,500,000          774,630
Exxon Mobil Corp.                                                                                       10,400,000          533,104
ConocoPhillips                                                                                           4,450,000          386,393
ChevronTexaco Corp.                                                                                      4,600,000          241,546
Marathon Oil Corp.                                                                                       1,885,000           70,895
                                                                                                                          2,006,568

MATERIALS -- 1.99%
International Paper Co.                                                                                  6,850,000          287,700
Dow Chemical Co.                                                                                         4,630,000          229,231
E.I. du Pont de Nemours and Co.                                                                          4,000,000          196,200
Weyerhaeuser Co.                                                                                         1,500,000          100,830
Rio Tinto PLC                                                                                            2,750,000           80,787
                                                                                                                            894,748

UTILITIES -- 1.11%
FPL Group, Inc.                                                                                          2,500,000          186,875
Exelon Corp.                                                                                             2,880,000          126,922
National Grid Transco PLC                                                                               10,200,000           96,949
Dominion Resources, Inc.                                                                                 1,300,000           88,062
                                                                                                                            498,808

MISCELLANEOUS -- 1.98%
Other common stocks in initial period of acquisition                                                                        889,278


TOTAL COMMON STOCKS (cost: $25,966,952,000)                                                                              30,431,799


                                                                                                                       Market value
PREFERRED STOCKS -- 0.34%                                                                                   Shares            (000)

FINANCIALS -- 0.34%
Fannie Mae, Series O, 7.00% preferred 2007(1,2)                                                            740,000        $  41,440
Fuji JGB Investment LLC, Series A, 9.87% noncumulative
    preferred (undated)(2,3)                                                                            14,425,000           16,888
HSBC Capital Funding LP 8.03% noncumulative preferred (undated)(3)                                       5,000,000            8,534
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up
    perpetual preferred (undated)(2,3)                                                                   5,000,000            7,764
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(3)                               13,000,000           15,584
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(2,3)                            7,000,000            7,743
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(2,3)                            6,000,000            7,402
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                           8,500,000            8,841
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(3)                                    4,500,000            4,392
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual
    capital securities(2)                                                                                  370,000           10,036
ACE Ltd., Series C, 7.80% preferred depositary shares                                                      320,000            8,496
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                 300,000            8,340
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed
    preference shares (undated)(2,3)                                                                     5,500,000            6,368

TOTAL PREFERRED STOCKS (cost: $132,312,000)                                                                                 151,828


                                                                                                         Shares or
CONVERTIBLE SECURITIES -- 0.36%                                                                   principal amount

FINANCIALS -- 0.29%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                      4,788,000,000          110,799
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units                        501,000,000           11,594
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                                 150,000            7,674
                                                                                                                            130,067

CONSUMER STAPLES -- 0.04%
Albertson's, Inc. 7.25% convertible preferred 2007                                                         680,000 units     17,272

CONSUMER DISCRETIONARY -- 0.03%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                          159,600            8,425
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $5,000,000            4,614
                                                                                                                             13,039


TOTAL CONVERTIBLE SECURITIES (cost: $79,604,000)                                                                            160,378


                                                                                                  Principal amount
BONDS & NOTES -- 28.05%                                                                                      (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 8.65%
U.S. Treasury Obligations 5.75% 2005                                                                      $149,750          153,611
U.S. Treasury Obligations 2.50% 2006                                                                        50,000           49,715
U.S. Treasury Obligations 2.625% 2006                                                                       40,000           39,703
U.S. Treasury Obligations 3.50% 2006                                                                       500,000          504,220
U.S. Treasury Obligations 6.875% 2006                                                                      176,000          185,309
U.S. Treasury Obligations 3.00% 2007                                                                       228,250          226,860
U.S. Treasury Obligations 3.25% 2007                                                                        30,000           30,049
U.S. Treasury Obligations 3.375% 2007(4)                                                                    72,282           76,566
U.S. Treasury Obligations 4.375% 2007                                                                      100,000          102,773
U.S. Treasury Obligations 6.25% 2007                                                                       314,000          334,190
U.S. Treasury Obligations 6.625% 2007                                                                      190,000          204,963
U.S. Treasury Obligations 2.625% 2008                                                                       50,000           48,879
U.S. Treasury Obligations 3.625% 2008(4)                                                                    93,924          102,364
U.S. Treasury Obligations 4.75% 2008                                                                        20,000           20,947
U.S. Treasury Obligations 5.625% 2008                                                                      275,000          294,960
U.S. Treasury Obligations 3.875% 2009(4)                                                                  $135,004          151,357
U.S. Treasury Obligations 5.75% 2010                                                                        50,000           55,054
U.S. Treasury Obligations 10.00% 2010                                                                        4,500            4,621
U.S. Treasury Obligations 3.50% 2011(4)                                                                     27,417           31,145
U.S. Treasury Obligations 5.00% 2011                                                                        25,000           26,601
U.S. Treasury Obligations 3.375% 2012(4)                                                                    64,495           73,452
U.S. Treasury Obligations 4.375% 2012                                                                      126,250          129,228
U.S. Treasury Obligations 10.375% 2012                                                                       8,000            9,545
U.S. Treasury Obligations 11.25% 2015                                                                        8,000           12,572
U.S. Treasury Obligations 9.25% 2016                                                                       106,500          152,012
U.S. Treasury Obligations 8.875% 2017                                                                       30,000           42,492
U.S. Treasury Obligations 6.25% 2023                                                                        88,500          103,518
U.S. Treasury Obligations 6.875% 2025                                                                      314,250          395,512
U.S. Treasury Obligations 5.25% 2029                                                                        15,000           15,712
Freddie Mac 4.25% 2005                                                                                      64,250           64,710
Freddie Mac 1.875% 2006                                                                                      8,020            7,917
Freddie Mac 6.625% 2009                                                                                     50,000           55,865
Freddie Mac 5.75% 2010                                                                               Euro    3,000            4,573
Freddie Mac 6.25% 2012                                                                                      $5,000            5,233
Freddie Mac 6.75% 2031                                                                                       7,850            9,509
Federal Home Loan Bank 2.00% 2006                                                                           68,470           67,627
Federal Home Loan Bank 2.375% 2006                                                                          57,260           56,737
Fannie Mae 6.25% 2011                                                                                       20,500           22,490
Fannie Mae 5.25% 2012                                                                                        5,000            5,194
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
     Series 2000-044-A, 3.74% 2015(5)                                                                       11,368           11,210
                                                                                                                          3,888,995

MORTGAGE-BACKED OBLIGATIONS(5) -- 5.08%
Fannie Mae 7.00% 2008                                                                                          232              246
Fannie Mae 6.00% 2013                                                                                        3,156            3,314
Fannie Mae 6.00% 2013                                                                                          695              730
Fannie Mae 6.00% 2016                                                                                        1,692            1,776
Fannie Mae 6.00% 2016                                                                                          925              971
Fannie Mae 9.00% 2016                                                                                          889              947
Fannie Mae 6.00% 2017                                                                                        6,178            6,484
Fannie Mae 6.00% 2017                                                                                        4,813            5,052
Fannie Mae 6.00% 2017                                                                                        4,433            4,652
Fannie Mae 6.00% 2017                                                                                        1,960            2,057
Fannie Mae 5.00% 2018                                                                                        6,348            6,470
Fannie Mae 5.00% 2018                                                                                        3,799            3,871
Fannie Mae 5.50% 2018                                                                                       38,116           39,473
Fannie Mae 11.00% 2018                                                                                         998            1,164
Fannie Mae 5.50% 2019                                                                                        6,913            7,159
Fannie Mae 11.00% 2020                                                                                         506              576
Fannie Mae 10.50% 2022                                                                                         941            1,066
Fannie Mae, Series 2001-4, Class NA, 11.82% 2025(3)                                                          1,190            1,378
Fannie Mae 7.00% 2026                                                                                          705              750
Fannie Mae 8.50% 2027                                                                                          219              242
Fannie Mae 8.50% 2027                                                                                          194              215
Fannie Mae 8.50% 2027                                                                                          166              183
Fannie Mae 8.50% 2027                                                                                           77               85
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                            2,854            3,069
Fannie Mae 7.50% 2030                                                                                          559              600
Fannie Mae 7.50% 2030                                                                                          240              257
Fannie Mae 6.50% 2031                                                                                        2,511            2,637
Fannie Mae 6.50% 2031                                                                                          880              924
Fannie Mae 7.00% 2031                                                                                          672              713
Fannie Mae 7.50% 2031                                                                                          768              824
Fannie Mae 7.50% 2031                                                                                          504              540
Fannie Mae, Series 2001-20, Class D, 11.045% 2031(3)                                                          223              258
Fannie Mae 5.50% 2032                                                                                        7,760            7,893
Fannie Mae 6.50% 2032                                                                                        3,295            3,458
Fannie Mae 6.50% 2032                                                                                        2,500            2,624
Fannie Mae 5.00% 2033                                                                                       10,214           10,159
Fannie Mae 5.00% 2033                                                                                        7,311            7,272
Fannie Mae 5.50% 2033                                                                                       47,800           48,582
Fannie Mae 6.50% 2033                                                                                       26,208           27,507
Fannie Mae 6.00% 2035                                                                                      234,400          242,273
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                       19,200           19,099
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                           1,823            1,923
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                             1,728            1,843
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                             2,509            2,682
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 2.76% 2021(2,3)                      18,000           18,002
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                          14,700           15,054
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                          14,498           14,861
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2, 3.996% 2033(3)                    4,511            4,495
CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1, 6.00% 2033                          33,461           34,299
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                          12,787           13,286
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                          17,334           18,010
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.791% 2034(3)                     9,794            9,852
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034                          3,875            4,081
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                           8,000            8,170
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                          22,402           22,983
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                           7,000            7,447
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                          2,458            2,485
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035                           10,800           11,797
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                           93,660          103,002
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                          3,337            3,387
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039                            13,000           12,892
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039                            5,000            4,941
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                            8,375            9,032
Freddie Mac, Series H009, Class A-2, 1.876% 2008(3)                                                          1,827            1,801
Freddie Mac 8.50% 2008                                                                                          15               16
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                              10,000            9,753
Freddie Mac, Series 2310, Class B, 9.904% 2015(3)                                                              474              531
Freddie Mac 5.00% 2018                                                                                      37,726           38,416
Freddie Mac 10.00% 2018                                                                                        769              872
Freddie Mac 8.50% 2020                                                                                         612              668
Freddie Mac 8.50% 2020                                                                                          80               87
Freddie Mac 7.50% 2024                                                                                          56               60
Freddie Mac 6.50% 2032                                                                                         807              848
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                            10,321           11,009
Freddie Mac 5.00% 2033                                                                                      25,968           25,863
Freddie Mac 6.00% 2034                                                                                      39,250           40,572
Freddie Mac 6.00% 2034                                                                                      30,000           31,010
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                           6,212            6,169
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(3)                                          19,148           18,970
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.139% 2033(3)                                          3,032            3,012
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.135% 2033(3)                                         7,002            7,009
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.427% 2034(3)                                        37,982           37,693
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.488% 2034(3)                                        38,625           38,502
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.052% 2034(3)                                        25,553           25,589
Government National Mortgage Assn. 9.00% 2009                                                                1,731            1,836
Government National Mortgage Assn. 6.00% 2014                                                                1,166            1,231
Government National Mortgage Assn. 5.50% 2017                                                                5,246            5,475
Government National Mortgage Assn. 10.00% 2020                                                                 713              816
Government National Mortgage Assn. 10.00% 2021                                                               1,251            1,435
Government National Mortgage Assn. 7.00% 2022                                                                  191              204
Government National Mortgage Assn. 7.00% 2022                                                                  178              190
Government National Mortgage Assn. 7.00% 2022                                                                  148              158
Government National Mortgage Assn. 7.00% 2022                                                                   83               88
Government National Mortgage Assn. 7.00% 2022                                                                   53               57
Government National Mortgage Assn. 7.50% 2022                                                                  369              398
Government National Mortgage Assn. 7.50% 2022                                                                  218              235
Government National Mortgage Assn. 7.50% 2022                                                                   21               22
Government National Mortgage Assn. 7.00% 2023                                                                  520              557
Government National Mortgage Assn. 7.50% 2023                                                                  305              329
Government National Mortgage Assn. 7.50% 2023                                                                  229              247
Government National Mortgage Assn. 8.00% 2023                                                                1,894            2,061
Government National Mortgage Assn. 8.00% 2023                                                                1,430            1,557
Government National Mortgage Assn. 8.00% 2023                                                                  296              322
Government National Mortgage Assn. 8.00% 2023                                                                  166              181
Government National Mortgage Assn. 7.00% 2024                                                                1,189            1,273
Government National Mortgage Assn. 7.00% 2024                                                                  611              654
Government National Mortgage Assn. 7.00% 2024                                                                  602              644
Government National Mortgage Assn. 7.50% 2024                                                                  504              547
Government National Mortgage Assn. 8.00% 2024                                                                  390              425
Government National Mortgage Assn. 7.00% 2025                                                                1,153            1,234
Government National Mortgage Assn. 7.00% 2025                                                                  578              619
Government National Mortgage Assn. 7.50% 2025                                                                1,208            1,311
Government National Mortgage Assn. 7.50% 2026                                                                  223              241
Government National Mortgage Assn. 7.00% 2028                                                                  465              497
Government National Mortgage Assn. 6.50% 2029                                                                  335              355
Government National Mortgage Assn. 6.50% 2029                                                                  301              319
Government National Mortgage Assn. 7.00% 2029                                                                  877              938
Government National Mortgage Assn. 7.00% 2029                                                                  809              865
Government National Mortgage Assn. 7.00% 2029                                                                  511              546
Government National Mortgage Assn. 7.50% 2029                                                                1,144            1,236
Government National Mortgage Assn. 7.50% 2029                                                                1,094            1,182
Government National Mortgage Assn. 7.50% 2029                                                                  216              234
Government National Mortgage Assn. 7.50% 2030                                                                1,446            1,562
Government National Mortgage Assn. 7.50% 2030                                                                1,385            1,496
Government National Mortgage Assn. 7.50% 2030                                                                1,018            1,099
Government National Mortgage Assn. 7.50% 2030                                                                  260              281
Government National Mortgage Assn. 7.50% 2030                                                                  195              211
Government National Mortgage Assn. 7.50% 2030                                                                   68               73
Government National Mortgage Assn. 8.00% 2030                                                                  972            1,059
Government National Mortgage Assn. 8.00% 2030                                                                  793              864
Government National Mortgage Assn. 6.50% 2031                                                                  441              467
Government National Mortgage Assn. 6.50% 2031                                                                  364              386
Government National Mortgage Assn. 6.50% 2031                                                                  348              369
Government National Mortgage Assn. 6.50% 2031                                                                  331              350
Government National Mortgage Assn. 6.50% 2031                                                                  317              336
Government National Mortgage Assn. 6.50% 2031                                                                  310              328
Government National Mortgage Assn. 6.50% 2031                                                                  307              325
Government National Mortgage Assn. 6.50% 2031                                                                  305              322
Government National Mortgage Assn. 6.50% 2031                                                                  302              320
Government National Mortgage Assn. 6.50% 2031                                                                  283              300
Government National Mortgage Assn. 6.50% 2031                                                                  282              298
Government National Mortgage Assn. 6.50% 2031                                                                  267              283
Government National Mortgage Assn. 6.50% 2031                                                                  252              267
Government National Mortgage Assn. 6.50% 2031                                                                  231              245
Government National Mortgage Assn. 6.50% 2032                                                                  366              387
Government National Mortgage Assn. 6.50% 2032                                                                  359              379
Government National Mortgage Assn. 6.50% 2032                                                                  326              345
Government National Mortgage Assn. 6.50% 2032                                                                  323              342
Government National Mortgage Assn. 6.50% 2032                                                                  321              340
Government National Mortgage Assn. 6.50% 2032                                                                  315              333
Government National Mortgage Assn. 6.50% 2032                                                                  310              327
Government National Mortgage Assn. 6.50% 2032                                                                  307              325
Government National Mortgage Assn. 6.50% 2032                                                                  307              325
Government National Mortgage Assn. 7.00% 2032                                                                2,000            2,131
Government National Mortgage Assn. 7.50% 2032                                                                1,214            1,310
Government National Mortgage Assn. 6.00% 2033                                                               14,418           14,919
Government National Mortgage Assn. 6.00% 2033                                                               14,295           14,806
Government National Mortgage Assn. 6.00% 2033                                                               11,567           11,969
Government National Mortgage Assn. 6.50% 2033                                                                  388              410
Government National Mortgage Assn. 6.50% 2033                                                                  335              354
Government National Mortgage Assn. 6.50% 2033                                                                  272              287
Government National Mortgage Assn. 6.50% 2033                                                                  226              238
Government National Mortgage Assn. 6.50% 2034                                                                  317              334
Government National Mortgage Assn. 6.50% 2034                                                                  302              319
Government National Mortgage Assn. 6.50% 2034                                                                  250              264
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                            28,150           30,441
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                             5,284            5,678
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                           43,400           49,885
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                             48,585           53,940
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                             20,808           20,575
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.492% 2033(3)                               6,789            6,742
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.784% 2033(3)                                   7,490            7,461
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.885% 2033(3)                                30,273           30,498
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.26% 2034(3)                                 28,605           28,948
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033                          19,500           21,563
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                          46,434           51,168
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                      6,700            6,787
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(3)                    9,331            9,179
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(3)                      12,233           12,111
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033(3)                     5,361            5,380
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.362% 2033(3)                    7,831            7,835
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(3)                     10,025            9,944
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.669% 2034(3)                    20,696           20,639
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.078% 2016(2,3)                                 14,519           14,594
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029(2)                                      8,656            9,167
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                                     10,000           10,862
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(3)                                   34,943           35,149
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1, 2.658% 2016(2,3)              17,936           17,949
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031                     4,915            5,132
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032                     3,050            3,482
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                   22,465           22,449
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                   13,205           14,655
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                           15,809           16,848
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033                                              4,000            4,607
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038                                         39,825           38,256
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033            5,585            5,848
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037           10,000            9,968
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037            5,724            5,792
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037              10,680           11,197
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039             19,345           19,213
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036                                 10,000           10,468
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                                 40,927           41,034
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                6,750            7,493
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67% 2034(3)                         42,447           42,422
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                            1,543            1,559
Morgan Stanley Dean Witter Capital I Trust, Series 2001-HQ, Class A-2, 6.09% 2034                           14,000           14,850
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035                          10,000           10,367
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                          9,000            9,707
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036                          4,614            4,576
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.718% 2034(3)                                     36,240           36,737
MASTR Asset Securitization Trust, Series 2004-10, Class 1-A-1, 4.50% 2019                                   34,031           33,963
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(3)                       11,038           10,888
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(3)                       10,433           10,439
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033(3)                        3,531            3,514
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.147% 2034(3)                        7,382            7,270
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032                  8,422            9,145
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                 11,288           11,849
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034                  7,760            8,492
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A, 5.00% 2034                       28,950           28,772
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                                 21,391           21,302
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                  17,148           18,608
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034                       15,555           17,436
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                      3,750            4,356
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031                                     7,505            8,343
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.207% 2030(3)                                    10,000           10,888
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.361% 2034(3)                 9,867            9,783
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                  8,807            8,905
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                          7,400            7,916
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015(2)                                         6,964            7,513
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                       7,296            7,473
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033(3)                        7,322            7,276
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015(2)                                           6,429            6,895
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016(@)                                 6,223            6,704
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
    Series 2001-3, Class A-1, 4.89% 2037                                                                     4,947            5,062
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                        4,797            4,972
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.782% 2036(3)                           4,000            4,342
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                       3,750            4,070
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                                        3,959            3,954
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
    Series 1999-1, Class C, 7.625% 2031                                                                      3,000            3,420
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.551% 2027(2),(3)                              2,537            2,702
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
    Series 1998-C2, Class A-1, 6.28% 2035                                                                      834              840
                                                                                                                          2,282,975

FINANCIALS -- 3.71%
USA Education, Inc. 5.625% 2007                                                                             31,995           33,384
SLM Corp., Series A, 3.95% 2008                                                                             12,500           12,523
SLM Corp., Series A, 4.00% 2009                                                                             13,000           13,006
SLM Corp., Series A, 4.00% 2010                                                                             10,250           10,182
SLM Corp., Series A, 5.375% 2013                                                                            13,000           13,469
SLM Corp., Series A, 5.375% 2014                                                                            10,000           10,346
Household Finance Corp. 6.50% 2008                                                                           7,000            7,620
Household Finance Corp. 4.125% 2009                                                                         20,000           19,914
Household Finance Corp. 4.75% 2009                                                                           7,500            7,698
Household Finance Corp. 6.375% 2011                                                                         17,500           19,354
Household Finance Corp. 6.75% 2011                                                                           5,000            5,618
Household Finance Corp. 6.375% 2012                                                                         21,000           23,239
Household Finance Corp. 7.00% 2012                                                                           5,000            5,718
Midland Bank 3.063% Eurodollar note (undated)(3)                                                             4,000            3,480
Washington Mutual, Inc. 7.50% 2006                                                                           3,000            3,188
Washington Mutual, Inc. 5.625% 2007                                                                          4,750            4,949
Washington Mutual, Inc. 4.375% 2008                                                                          7,500            7,622
Washington Mutual, Inc. 4.00% 2009                                                                          17,500           17,464
Washington Mutual, Inc. 2.81% 2010(3)                                                                       12,000           11,999
Washington Mutual, Inc. 4.20% 2010                                                                          26,250           26,176
Washington Mutual Bank, FA 6.875% 2011                                                                       5,000            5,634
Washington Mutual Bank, FA 5.125% 2015                                                                      13,500           13,434
Prudential Financial, Inc. 4.104% 2006                                                                      13,000           13,148
Prudential Insurance Co. of America 6.375% 2006(2)                                                           3,075            3,235
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                       16,500           16,481
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                       14,000           14,220
PRICOA Global Funding I 4.20% 2010(2)                                                                       16,000           15,988
Prudential Holdings, LLC, Series C, 8.695% 2023(2,5)                                                        19,500           24,826
CIT Group Inc. 3.65% 2007                                                                                   16,280           16,228
CIT Group Inc. 5.50% 2007                                                                                   10,000           10,475
CIT Group Inc. 7.375% 2007                                                                                  11,500           12,424
CIT Group Inc. 4.00% 2008                                                                                    4,000            4,018
CIT Group Inc. 3.375% 2009                                                                                  18,000           17,502
CIT Group Inc. 6.875% 2009                                                                                  11,500           12,791
CIT Group Inc. 7.75% 2012                                                                                    8,500           10,076
XL Capital Finance (Europe) PLC 6.50% 2012                                                                   3,015            3,305
Mangrove Pass Through Trust 6.102% 2033(2,3,5)                                                              66,635           66,341
International Lease Finance Corp. 3.75% 2007                                                                 8,000            8,003
International Lease Finance Corp. 4.35% 2008                                                                19,500           19,723
International Lease Finance Corp. 4.50% 2008                                                                 4,000            4,054
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                            7,750            8,263
International Lease Finance Corp. 3.50% 2009                                                                 5,000            4,873
International Lease Finance Corp., Series O, 4.55% 2009                                                     10,000           10,116
International Lease Finance Corp. 5.875% 2013                                                               12,850           13,653
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(2,3)                                                  47,750           52,409
Societe Generale 7.85% (undated)(2,3)                                                                       15,000           16,266
ACE INA Holdings Inc. 5.875% 2014                                                                           42,750           43,875
ACE Capital Trust II 9.70% 2030                                                                             10,000           13,325
EOP Operating LP 7.75% 2007                                                                                  6,500            7,178
EOP Operating LP 6.75% 2008                                                                                 10,495           11,350
EOP Operating LP 4.65% 2010                                                                                 20,500           20,619
EOP Operating LP 8.10% 2010                                                                                  3,750            4,399
EOP Operating LP 6.75% 2012                                                                                  4,125            4,598
EOP Operating LP 4.75% 2014                                                                                  7,500            7,269
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                             5,000            5,143
Monumental Global Funding II, Series 2003-F, 3.45% 2007(2)                                                  15,000           14,965
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                            21,000           21,723
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                                  10,000            9,885
Capital One Bank 8.25% 2005                                                                                 12,000           12,268
Capital One Bank 6.875% 2006                                                                                15,000           15,565
Capital One Bank 4.875% 2008                                                                                20,000           20,556
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                          6,000            6,205
Allstate Financial Global Funding LLC 4.25% 2008(2)                                                         19,250           19,493
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                               15,000           15,291
Developers Diversified Realty Corp. 3.875% 2009                                                             16,500           16,207
Developers Diversified Realty Corp. 4.625% 2010                                                             23,150           23,002
Simon Property Group, LP 3.75% 2009                                                                         12,500           12,313
Simon Property Group, LP 4.875% 2010(2)                                                                     20,000           20,410
Simon Property Group, LP 4.875% 2010                                                                         5,500            5,610
Genworth Financial, Inc. 2.64% 2007(3)                                                                      22,000           21,989
Genworth Financial, Inc. 4.75% 2009                                                                         13,795           14,137
ReliaStar Financial Corp. 8.00% 2006                                                                         9,250           10,006
ING Security Life Institutional Funding 2.70% 2007(2)                                                       25,000           24,543
MetLife, Inc. 3.911% 2005                                                                                   12,385           12,441
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(2)                                          20,000           19,843
United Dominion Realty Trust, Inc. 6.50% 2009                                                               17,375           18,774
United Dominion Realty Trust, Inc. 5.00% 2012                                                               13,500           13,459
HBOS Treasury Services PLC 3.75% 2008(2)                                                                    10,500           10,492
HBOS PLC 5.375% (undated)(2,3)                                                                              15,000           15,406
Bank of Scotland 7.00% (undated)(2,3)                                                                        4,225            4,572
Colonial Realty LP 6.25% 2014                                                                               23,700           24,958
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                                10,000           10,313
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                                14,000           13,698
CNA Financial Corp. 5.85% 2014                                                                              24,000           23,995
Nationwide Life Insurance Co. 5.35% 2007(2)                                                                  6,000            6,215
North Front Pass Through Trust 5.81% 2024(2,3)                                                              10,000           10,119
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                               5,000            5,976
Assurant, Inc. 5.625% 2014                                                                                  20,000           20,692
J.P. Morgan Chase & Co. 4.50% 2010                                                                          10,000           10,151
J.P. Morgan Chase & Co. 6.625% 2012                                                                          4,500            5,044
J.P. Morgan Chase & Co. 5.75% 2013                                                                           4,000            4,245
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                           750              808
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(2)              20,000           19,807
Archstone-Smith Operating Trust 5.625% 2014                                                                 17,750           18,475
Kimco Realty Corp., Series C, 4.82% 2011                                                                    15,000           15,089
Kimco Realty Corp. 6.00% 2012                                                                                2,750            2,973
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                         12,500           12,457
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                           5,000            4,868
American Express Co. 4.75% 2009                                                                             15,000           15,479
Hospitality Properties Trust 6.75% 2013                                                                     13,345           14,759
Hartford Financial Services Group, Inc. 4.70% 2007                                                           3,750            3,827
Hartford Financial Services Group, Inc. 4.75% 2014                                                          10,000            9,762
Principal Life Insurance Co. 3.20% 2009                                                                     14,000           13,550
New York Life Global Funding 3.875% 2009(2)                                                                 13,500           13,439
Rouse Co. 7.20% 2012                                                                                        12,000           12,994
Federal Realty Investment Trust 6.125% 2007                                                                  4,000            4,222
Federal Realty Investment Trust 4.50% 2011                                                                   8,500            8,284
MBNA America Bank, National Association 7.125% 2012                                                          7,650            8,715
MBNA Corp., Series F, 6.125% 2013                                                                            3,500            3,757
ERP Operating LP 4.75% 2009                                                                                 11,490           11,744
Bank of America Corp. 4.375% 2010                                                                           11,000           11,047
Abbey National PLC 6.70% (undated)(3)                                                                        5,790            6,273
Abbey National PLC 7.35% (undated)(3)                                                                        4,500            4,766
Popular North America, Inc., Series E, 3.875% 2008                                                          11,000           10,995
Downey Financial Corp. 6.50% 2014                                                                           10,000           10,428
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(2)                                           10,000           10,076
Principal Life Global Funding I 4.40% 2010(2)                                                               10,000            9,988
First Industrial, LP 6.875% 2012                                                                             8,625            9,508
ProLogis Trust 7.05% 2006                                                                                    4,000            4,205
ProLogis Trust 5.50% 2013                                                                                    5,000            5,191
Weingarten Realty Investors, Series A, 5.263% 2012                                                           9,000            9,290
US Bank National Association 2.85% 2006                                                                      9,000            8,928
Travelers Property Casualty Corp. 3.75% 2008                                                                 9,000            8,919
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(2,3)                                3,000            3,385
Barclays Bank PLC 7.375% (undated)(2,3)                                                                      4,000            4,648
National Westminster Bank PLC 7.75% (undated)(3)                                                             7,000            7,664
UFJ Finance Aruba AEC 6.75% 2013                                                                             6,625            7,395
Citigroup Inc. 4.25% 2009                                                                                    7,000            7,082
City National Corp. 5.125% 2013                                                                              7,000            7,082
Bayerische Landesbank, Series F, 2.50% 2006                                                                  7,000            6,927
Zions Bancorporation 6.00% 2015                                                                              6,000            6,409
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                           6,000            6,241
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                                           5,000            5,127
Wells Fargo & Co. 3.50% 2008                                                                                 5,000            4,972
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(2,3)                                        4,000            4,475
Bank of Nova Scotia 2.115% Eurodollar note 2085(3)                                                           4,000            3,343
Den Norske CreditBank 2.65% (undated)(3)                                                                     3,000            2,630
Canadian Imperial Bank of Commerce 2.125% Eurodollar note 2085(3)                                            1,600            1,334
                                                                                                                          1,670,089

CONSUMER DISCRETIONARY -- 2.74%
General Motors Acceptance Corp. 2.97% 2007(3)                                                               25,000           24,746
General Motors Acceptance Corp. 7.75% 2010                                                                  27,250           29,278
General Motors Acceptance Corp. 6.875% 2011                                                                 58,000           59,517
General Motors Acceptance Corp. 7.25% 2011                                                                   5,000            5,241
General Motors Acceptance Corp. 7.00% 2012                                                                  48,500           50,041
General Motors Acceptance Corp. 4.56% 2014(3)                                                               15,000           14,742
General Motors Acceptance Corp. 8.00% 2031                                                                  20,750           21,388
General Motors Corp. 7.20% 2011                                                                             30,000           30,807
Ford Motor Credit Co. 6.50% 2007                                                                             6,000            6,242
Ford Motor Credit Co. 6.75% 2008                                                                             2,700            2,842
Ford Motor Credit Co. 7.375% 2009                                                                           95,750          103,387
Ford Motor Credit Co. 3.93% 2010(3)                                                                          5,000            4,999
Ford Motor Credit Co. 7.875% 2010                                                                           50,000           55,149
Ford Motor Credit Co. 7.375% 2011                                                                           34,250           36,958
Ford Motor Co. 7.45% 2031                                                                                   15,550           15,684
Clear Channel Communications, Inc. 6.00% 2006                                                                2,000            2,081
Clear Channel Communications, Inc. 4.625% 2008                                                              15,000           15,242
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                            19,500           21,913
Clear Channel Communications, Inc. 7.65% 2010                                                                5,000            5,696
Clear Channel Communications, Inc. 5.75% 2013                                                               13,000           13,454
Clear Channel Communications, Inc. 5.50% 2014                                                               33,500           33,692
Cox Communications, Inc. 7.75% 2006                                                                         10,000           10,641
Cox Communications, Inc. 4.625% 2010(2)                                                                     32,500           32,461
Cox Communications, Inc. 7.75% 2010                                                                         15,000           17,203
Cox Communications, Inc. 4.625% 2013                                                                         9,000            8,624
Cox Communications, Inc. 5.45% 2014(2)                                                                      22,500           22,542
Time Warner Inc. 8.18% 2007                                                                                  3,000            3,334
AOL Time Warner Inc. 6.875% 2012                                                                            56,500           64,439
AOL Time Warner Inc. 7.625% 2031                                                                            13,000           15,776
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                       9,000            9,366
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                       7,250            7,241
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                      10,000           10,221
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                       3,000            3,342
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                      13,160           15,194
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                      10,750           12,221
DaimlerChrysler North America Holding Corp. 6.50% 2013                                                      12,000           13,037
May Department Stores Co. 3.95% 2007                                                                        20,500           20,547
May Department Stores Co. 4.80% 2009                                                                        38,360           39,044
Viacom Inc. 5.625% 2007                                                                                      7,500            7,846
Viacom Inc. 7.70% 2010                                                                                       8,000            9,373
Viacom Inc. 6.625% 2011                                                                                     35,000           39,352
Toll Brothers, Inc. 6.875% 2012                                                                             17,750           19,813
Toll Brothers, Inc. 4.95% 2014                                                                              35,000           34,327
Comcast Cable Communications, Inc. 8.375% 2007                                                              19,000           21,024
Comcast Cable Communications, Inc. 6.875% 2009                                                              13,000           14,456
Comcast Corp. 6.50% 2015                                                                                     2,500            2,784
TCI Communications, Inc. 8.75% 2015                                                                          2,670            3,412
Pulte Homes, Inc. 4.875% 2009                                                                               21,625           21,938
Pulte Homes, Inc. 6.25% 2013                                                                                 5,000            5,328
Pulte Homes, Inc. 7.875% 2032                                                                               10,250           12,127
Liberty Media Corp. 7.75% 2009                                                                               4,000            4,442
Liberty Media Corp. 7.875% 2009                                                                             18,000           20,080
Liberty Media Corp. 8.25% 2030                                                                               5,250            5,987
Harrah's Operating Co., Inc. 5.50% 2010                                                                     27,315           28,308
Hyatt Equities, LLC 6.875% 2007(2)                                                                          22,760           23,960
Univision Communications Inc. 2.875% 2006                                                                   10,000            9,872
Univision Communications Inc. 3.875% 2008                                                                    2,700            2,679
Univision Communications Inc. 7.85% 2011                                                                     7,000            8,270
Cox Radio, Inc. 6.625% 2006                                                                                 17,495           18,031
Centex Corp. 4.75% 2008                                                                                     15,000           15,314
Jones Apparel Group, Inc. 4.25% 2009(2)                                                                     15,000           14,964
Office Depot, Inc. 6.25% 2013                                                                               10,740           11,479
MDC Holdings, Inc. 5.50% 2013                                                                                5,000            5,085
Carnival Corp. 3.75% 2007                                                                                    5,000            5,009
Lennar Corp. 5.95% 2013                                                                                      4,000            4,243
Gannett Co., Inc. 4.95% 2005                                                                                 4,125            4,146
                                                                                                                          1,231,981

ASSET-BACKED OBLIGATIONS(5) -- 2.04%
CWABS, Inc., Series 2004-10, Class AF-4, 4.506% 2032                                                        10,000            9,934
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                         3,500            3,490
CWABS, Inc., Series 2004-9, Class AF-4, 4.649% 2032                                                          6,741            6,736
CWABS, Inc., Series 2004-12, Class 2-AV-2, 2.698% 2033(3)                                                   10,000           10,006
CWABS, Inc., Series 2004-15, Class 2-AV-2, 2.69% 2034(3)                                                    30,000           30,000
CWABS, Inc., Series 2004-BC1, Class M-1, 2.918% 2034(3)                                                     14,000           14,009
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                                        16,000           15,798
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                          9,200            9,171
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                          12,000           12,313
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2034            10,000            9,998
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-II, 2.718% 2033(3)                        5,334            5,342
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033                           8,500            8,551
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.64% 2035(3)                      23,000           22,984
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                        48,600           49,033
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034                   10,000           10,214
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034                   34,977           35,715
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class A-I-3, 3.495% 2028                            47               47
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                        12,000           11,854
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(3)                         8,500            8,537
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033                        9,000            9,025
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class A-I-7, 5.06% 2033                         13,381           13,536
Metris Master Trust, Series 2000-1, Class A, 2.71% 2008(3)                                                  10,000           10,007
Metris Master Trust, Series 2001-2, Class A, 2.73% 2009(3)                                                  30,500           30,444
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(2)                            3,602            3,563
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(2)                            1,258            1,262
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010(2)                             9,998            9,986
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011(2)                           20,000           19,962
Morgan Stanley Capital I, Inc., Series 2004-OP1, Class A-2B, 2.708% 2034(3)                                 17,000           17,011
Morgan Stanley Capital I, Inc., Series 2004-NC3, Class M-1, 2.948% 2034(3)                                  15,000           15,010
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 2.968% 2034(3)                              30,000           30,012
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008(2)                          7,000            7,066
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured, 4.14% 2010(2)                         22,000           22,234
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010               15,000           15,024
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011               14,000           13,827
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA insured, 3.175% 2006               726              726
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010(3          10,000            9,872
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, 3.777% 2011                         17,150           17,153
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008(2)                          15,000           14,794
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715% 2009(2)                          12,000           11,947
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(2)                        3,461            3,444
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(2)                       20,000           20,033
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                                      900              907
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                                    1,460            1,467
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                  7,000            6,960
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                 12,800           12,854
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                              5,000            5,021
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                                4,722            4,669
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                             12,000           11,837
Impac CMB Trust, Series 2004-6, Class 1-A-1, 2.818% 2034(3)                                                 12,014           12,014
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.018% 2034(3)                                            9,278            9,312
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.71% 2019(2,3)                                20,207           20,207
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.053% 2016(3)                                       14,000           14,329
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                                      12,500           13,884
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 2.918% 2024(3)                                    13,250           13,247
Banco Itau SA, Series 2002-2, XLCA insured, 2.73% 2006(2,3)                                                  7,000            6,965
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(2,3)                                                    5,667            5,624
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011(2)                      12,694           12,586
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                     11,481           11,625
Home Equity Asset Trust, Series 2004-2, Class M-1, 2.948% 2034(3)                                           11,000           11,007
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(2)                                       10,500           10,534
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009                          10,000            9,923
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2, 2.718% 2033(3)                  9,500            9,500
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 3.118% 2033(3)                           4,974            5,003
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 3.618% 2033(3)                           4,000            4,043
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                               8,000            7,950
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                    2,148            2,216
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                    5,431            5,598
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                        2,489            2,485
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                         5,000            5,069
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                             7,500            7,546
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                           7,000            7,452
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 2.903% 2013(3)                7,000            7,032
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                      1,949            1,950
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 3.00% 2009(2)                   4,845            4,846
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                                      6,000            6,181
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                             6,150            6,129
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2-B, 2.73% 2035(3)            6,000            6,002
Providian Master Trust, Series 2000-1, Class C, 3.568% 2009(2,3)                                             6,000            5,988
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                          5,850            5,972
Popular ABS Mortgage Pass Through Trust, Series 2004-4, Class AF-4, 4.628% 2034                              5,650            5,656
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                               5,250            5,609
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(2)                           5,105            5,102
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.103% 2010(2,3)                            5,000            5,038
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A4, 2.738% 2034(3)                           4,450            4,492
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(2)                      2,209            2,217
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(2)                      1,817            1,821
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 2.953% 2011(3)              4,000            4,010
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(2)                        3,974            3,932
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010                           3,098            3,102
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                                 929              928
CIT Equipment Collateral, Series 2002-VT1, Class C, 4.44% 2009                                               1,885            1,886
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                                   2,303            2,301
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(2)                                         2,128            2,203
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                    1,224            1,232
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022(2)                                 718              718
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007(2)                                    388              388
Green Tree Home Improvement and Home Equity Loan Trust, Series 1996-C, Class HI-B1, 7.75% 2021                  87               87
                                                                                                                            916,326

TELECOMMUNICATION SERVICES -- 1.71%
Sprint Capital Corp. 4.78% 2006                                                                              6,000            6,117
Sprint Capital Corp. 6.375% 2009                                                                               750              815
Sprint Capital Corp. 7.625% 2011                                                                            64,250           74,689
Sprint Capital Corp. 8.375% 2012                                                                            35,000           42,695
Sprint Capital Corp. 6.90% 2019                                                                             11,650           13,063
Sprint Capital Corp. 6.875% 2028                                                                             5,000            5,491
SBC Communications Inc. 4.125% 2009                                                                         52,420           52,380
SBC Communications Inc. 5.10% 2014                                                                          57,500           58,145
SBC Communications Inc. 5.625% 2016                                                                         25,000           25,881
Deutsche Telekom International Finance BV 8.50% 2010(3)                                                     33,750           40,254
Deutsche Telekom International Finance BV 5.25% 2013                                                        30,000           30,911
BellSouth Corp. 4.20% 2009                                                                                  60,250           60,471
BellSouth Corp. 4.75% 2012                                                                                   5,000            5,039
Cingular Wireless LLC 5.625% 2006                                                                            5,000            5,195
TeleCorp PCS, Inc. 10.625% 2010                                                                              4,750            5,178
AT&T Wireless Services, Inc. 7.875% 2011                                                                    12,170           14,362
AT&T Wireless Services, Inc. 8.125% 2012                                                                    25,230           30,543
British Telecommunications PLC 7.00% 2007                                                                   10,000           10,729
British Telecommunications PLC 8.375% 2010(3)                                                               28,500           34,266
Vodafone Group PLC 7.75% 2010                                                                               25,000           29,043
Vodafone Group PLC 5.375% 2015                                                                              14,500           15,098
Telecom Italia Capital SA, Series A, 4.00% 2008                                                             20,000           19,941
Telecom Italia Capital SA 4.95% 2014(2)                                                                     21,250           20,859
AT&T Corp. 9.05% 2011(3)                                                                                    30,000           34,687
Verizon Global Funding Corp. 7.25% 2010                                                                     30,000           34,412
Koninklijke KPN NV 8.00% 2010                                                                               27,500           32,497
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                             27,375           28,368
France Telecom 8.50% 2011(3)                                                                                17,250           20,603
PCCW-HKT Capital Ltd. 8.00% 2011(2,3)                                                                       10,000           11,717
Singapore Telecommunications Ltd. 7.375% 2031(2)                                                             5,000            6,126
                                                                                                                            769,575

INDUSTRIALS -- 1.14%
General Electric Capital Corp., Series A, 5.00% 2007                                                       $20,000        $  20,686
General Electric Capital Corp., Series A, 5.375% 2007                                                        7,000            7,275
General Electric Capital Corp., Series A, 3.50% 2008                                                        13,000           12,913
General Electric Capital Corp., Series A, 6.00% 2012                                                         8,000            8,733
General Electric Co. 5.00% 2013                                                                             23,000           23,636
Tyco International Group SA 6.125% 2008                                                                      8,000            8,627
Tyco International Group SA 6.375% 2011                                                                     42,425           46,905
Cendant Corp. 6.875% 2006                                                                                   10,835           11,403
Cendant Corp. 6.25% 2008                                                                                    11,750           12,548
Cendant Corp. 7.375% 2013                                                                                   22,000           25,490
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014(2,5)                              10,000           10,044
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(5)                                 6,775            7,362
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025(5)                                20,000           20,464
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2,5)                                        14,835           16,112
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2,5)                          15,025           16,658
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                           3,500            3,916
Hutchison Whampoa International Ltd. 6.50% 2013(2)                                                          11,500           12,417
Hutchison Whampoa International Ltd. 6.25% 2014(2)                                                          10,000           10,553
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(2)                                                      2,750            3,112
John Deere Capital Corp. 3.90% 2008                                                                          7,500            7,559
John Deere Capital Corp., Series D, 3.75% 2009                                                              12,000           11,926
Deere & Co. 8.95% 2019                                                                                       7,760            9,160
Northrop Grumman Corp. 4.079% 2006                                                                          25,000           25,264
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                              3,000            3,022
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(5)                                             5,529            5,716
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(5)                                             8,486            9,293
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(5)                             1,918            1,977
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(5)                                           4,340            4,364
Bombardier Inc. 6.30% 2014(2)                                                                               26,820           23,400
Raytheon Co. 6.50% 2005                                                                                      2,406            2,449
Raytheon Co. 4.85% 2011                                                                                     20,000           20,519
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                            5,000            4,908
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011(5)                                         3,085            3,172
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(5)                                           2,537            2,466
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(5)                                            2,065            2,071
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(5)                                           6,520            5,701
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021(5)                                         1,895            1,940
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(5)                               7,825            7,716
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(5)                                            6,016            6,167
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                               5,000            5,171
Southwest Airlines Co. 6.50% 2012                                                                           11,500           12,657
Southwest Airlines Co. 5.25% 2014                                                                            5,000            5,028
Caterpillar Inc. 4.50% 2009                                                                                 15,000           15,330
Canadian National Railway Co. 4.25% 2009                                                                     9,550            9,636
Waste Management, Inc. 6.50% 2008                                                                            8,500            9,263
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                                  3,300            3,257
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                                 5,000            4,916
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022(5)                           3,684            4,032
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022(5)               3,719            3,998
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(2,5)             2,257            2,346
                                                                                                                            513,278

MATERIALS -- 0.76%
International Paper Co. 4.00% 2010                                                                          15,000           14,723
International Paper Co. 6.75% 2011                                                                          15,000           16,840
International Paper Co. 5.85% 2012                                                                          10,000           10,672
International Paper Co. 5.50% 2014                                                                          13,000           13,453
International Paper Co. 5.25% 2016                                                                          20,000           20,007
Norske Skogindustrier ASA 7.625% 2011(2)                                                                    19,730           22,623
Norske Skogindustrier ASA 6.125% 2015(2)                                                                    26,950           27,988
Norske Skogindustrier ASA 7.125% 2033(2)                                                                    11,800           12,919
Alcan Inc. 5.20% 2014                                                                                       37,000           38,032
Weyerhaeuser Co. 5.95% 2008                                                                                  6,330            6,784
Weyerhaeuser Co. 5.25% 2009                                                                                 15,111           15,796
Weyerhaeuser Co. 6.75% 2012                                                                                 12,000           13,542
Packaging Corp. of America 4.375% 2008                                                                       4,000            4,021
Packaging Corp. of America 5.75% 2013                                                                       29,000           29,959
ICI Wilmington, Inc. 4.375% 2008                                                                             2,780            2,798
ICI Wilmington, Inc. 5.625% 2013                                                                            22,100           22,929
Temple-Inland Inc. 7.875% 2012                                                                              19,500           23,112
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2,5)                                              23,325           22,803
SCA Coordination Center NV 4.50% 2015(2)                                                                    18,000           17,281
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                                      4,675            3,413
                                                                                                                            339,695

UTILITIES -- 0.69%
Duke Capital Corp. 4.331% 2006                                                                               9,700            9,826
Duke Capital Corp. 4.37% 2009                                                                               21,075           21,232
Duke Capital Corp. 6.25% 2013                                                                               10,000           10,825
Duke Capital Corp. 5.50% 2014                                                                                9,000            9,212
Duke Energy Corp. First and Refunding Mortgage Bonds 4.50% 2010                                              2,250            2,279
PSEG Power LLC 3.75% 2009                                                                                   14,700           14,489
PSEG Power LLC 7.75% 2011                                                                                   15,000           17,512
PSEG Power LLC 5.00% 2014                                                                                   13,250           13,179
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                               9,500            9,351
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014                                              11,500           11,481
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                              20,000           20,845
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                  7,785            8,068
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                         6,250            6,474
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010                                                   3,500            3,530
Dominion Resources, Inc., Series 2002-B, 6.25% 2012                                                          8,250            9,021
Dominion Resources, Inc., Series E, 6.30% 2033                                                               4,000            4,174
Exelon Generation Co., LLC 6.95% 2011                                                                       19,520           22,062
NiSource Finance Corp. 7.625% 2005                                                                          10,000           10,366
NiSource Finance Corp. 6.15% 2013                                                                            6,000            6,515
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009                                        15,000           15,434
Cilcorp Inc. 8.70% 2009                                                                                     13,000           15,333
TXU Corp., Series O, 4.80% 2009(2)                                                                           5,000            5,014
Oncor Electric Delivery Co. 6.375% 2012                                                                      8,600            9,499
SP PowerAssets Ltd. 3.80% 2008(2)                                                                           11,500           11,505
Constellation Energy Group, Inc. 6.125% 2009                                                                 8,750            9,477
Appalachian Power Co., Series G, 3.60% 2008                                                                  9,000            8,899
Alabama Power Co., Series U, 2.65% 2006                                                                      7,000            6,963
Kern River Funding Corp. 4.893% 2018(2,5)                                                                    6,496            6,630
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(2,5)                                                                          5,365            5,671
Israel Electric Corp. Ltd. 7.75% 2009(2)                                                                     5,000            5,573
                                                                                                                            310,439

INFORMATION TECHNOLOGY -- 0.40%
Motorola, Inc. 4.608% 2007                                                                                  40,000           40,817
Motorola, Inc. 8.00% 2011                                                                                   38,820           46,490
Motorola, Inc. 5.22% 2097                                                                                   10,314            8,353
Electronic Data Systems Corp. 7.125% 2009                                                                   12,500           13,781
Electronic Data Systems Corp., Series B, 6.50% 2013(3)                                                      63,250           66,895
Jabil Circuit, Inc. 5.875% 2010                                                                              5,000            5,269
                                                                                                                            181,605

HEALTH CARE -- 0.37%
Aetna Inc. 7.375% 2006                                                                                     $24,486        $  25,497
Aetna Inc. 7.875% 2011                                                                                      14,125           16,552
Wyeth 4.375% 2008(3)                                                                                        10,000           10,169
Wyeth 5.50% 2013(3)                                                                                         13,500           14,054
Amgen Inc. 4.00% 2009(2)                                                                                    21,000           20,958
UnitedHealth Group Inc. 7.50% 2005                                                                           4,750            4,903
UnitedHealth Group Inc. 3.75% 2009                                                                          15,000           14,773
Humana Inc. 7.25% 2006                                                                                      14,900           15,692
Hospira, Inc. 4.95% 2009                                                                                    15,000           15,338
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                     6,000            6,475
HCA Inc. 5.75% 2014                                                                                          9,000            8,734
Cardinal Health, Inc. 6.75% 2011                                                                             7,750            8,536
Schering-Plough Corp. 5.30% 2013                                                                             6,250            6,544
                                                                                                                            168,225

MUNICIPALS -- 0.35%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 5.00% 2021                                                                             14,995           15,137
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                             41,570           41,634
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                               15,400           15,367
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                5,000            4,949
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002, 5.75% 2032                                                                                10,190            9,737
State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement Asset-backed Bonds,
     Series 2002-A, Class A, 6.72% 2025                                                                     20,806           19,993
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     6.125% 2027                                                                                            14,470           14,452
State of California, Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006         9,040            9,134
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030              7,100            6,653
Texas Public Financing Authority, Unemployment Compensation Obligation Assessment, Revenue Bonds,
     Series 2003-B, 2.875% 2006                                                                              6,000            5,925
Los Angeles County (California) Metropolitan Transportation Authority, General Revenue Refunding Bonds
     (Workers' Compensation Funding Program), Series 2003, AMBAC insured, 4.17% 2009                         5,000            5,032
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds,
     Series 2005-B, FGIC insured, 4.06% 2010                                                                 5,000            4,953
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                      4,588            4,522
                                                                                                                             157,488

CONSUMER STAPLES -- 0.22%
CVS Corp. 4.00% 2009                                                                                         5,000            4,982
CVS Corp. 6.117% 2013(2,5)                                                                                  10,120           10,737
CVS Corp. 5.789% 2026(2,5)                                                                                  21,524           22,367
CVS CORP 5.298% 2027(2,5)                                                                                   29,250           29,240
SUPERVALU INC. 7.50% 2012                                                                                   14,750           17,241
Unilever Capital Corp. 5.90% 2032                                                                           10,000           10,612
Costco Wholesale Corp. 5.50% 2007                                                                            4,750            4,941
                                                                                                                            100,120

ENERGY -- 0.12%
Sunoco, Inc. 4.875% 2014                                                                                    19,250           19,071
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2,5)                                                  15,361           15,100
Pemex Finance Ltd. 9.69% 2009(5)                                                                             9,842           11,243
Devon Financing Corp., ULC 6.875% 2011                                                                       5,000            5,671
OXYMAR 7.50% 2016(2)                                                                                         4,000            4,190
                                                                                                                             55,275

NON-U.S. GOVERNMENT -- 0.07%
United Mexican States Government Global 4.625% 2008                                                     $    3,500 $          3,548
United Mexican States Government Global 10.375% 2009                                                         6,500            7,962
United Mexican States Government Global 6.375% 2013                                                         10,000           10,675
State of Qatar 9.75% 2030                                                                                    5,000            7,275
                                                                                                                             29,460


TOTAL BONDS & NOTES (cost: $12,359,440,000)                                                                              12,615,526


SHORT-TERM SECURITIES -- 3.81%

Procter & Gamble Co. 1.98%-2.35% due 1/7-3/9/2005(2)                                                       179,050          178,622
Coca-Cola Co. 2.04%-2.26% due 1/13-2/3/2005(6)                                                             117,600          117,419
Federal Home Loan Bank 2.10%-2.215% due 1/14-2/18/2005(6)                                                  107,100          106,877
Three Pillars Funding, LLC 2.25%-2.35% due 1/5-1/25/2005(2)                                                106,976          106,874
CAFCO LLC 2.04%-2.32% due 1/5-2/14/2005(2,6)                                                                78,765           78,644
Ciesco LLC 2.34% due 2/16/2005                                                                              25,300           25,223
Clipper Receivables Co. LLC 2.33%-2.35% due 1/27-2/18/2005(2,6)                                            100,000           99,753
Variable Funding Capital Corp. 2.17%-2.34% due 1/14-2/9/2005(2)                                             97,700           97,547
Pfizer Inc 2.17%-2.35% due 1/24-2/15/2005(2)                                                                88,100           87,907
Anheuser-Busch Cos. Inc. 1.95%-2.24% due 1/18-2/14/2005(2)                                                  72,694           72,561
Triple-A One Funding Corp. 2.03%-2.345% due 1/20-2/2/2005(2)                                                61,560           61,451
J.P. Morgan Chase & Co. 2.33% due 2/16/2005                                                                 49,750           49,599
Park Avenue Receivables Co. LLC 2.34% due 2/7/2005(2)                                                        9,600            9,576
Edison Asset Securitization LLC 2.11% due 2/4/2005(2,6)                                                     50,000           49,888
General Electric Capital Corp. 2.20% due 1/3/2005                                                            3,600            3,599
Eli Lilly and Co. 2.01%-2.22% due 1/19-2/1/2005(2)                                                          48,000           47,924
Federal Farm Credit Banks 1.94%-2.36% due 1/10-3/23/2005                                                    40,400           40,311
International Bank for Reconstruction and Development 2.26% due 2/17/2005                                   40,000           39,879
U.S. Treasury Bills 1.705%-2.185% due 1/6-3/31/2005                                                         37,800           37,673
Ranger Funding Co. LLC 2.23% due 1/6/2005(2)                                                                35,300           35,287
Gannett Co. 2.19% due 1/21/2005(2)                                                                          35,000           34,955
Colgate-Palmolive Co. 2.25% due 1/26/2005(2)                                                                35,000           34,943
FCAR Owner Trust I 2.30% due 2/7/2005                                                                       30,000           29,926
Private Export Funding Corp. 1.98%-2.00% due 1/19-1/20/2005(2)                                              28,800           28,766
Freddie Mac 2.22% due 2/1/2005                                                                              26,100           26,048
Abbott Laboratories Inc. 2.07% due 1/11/2005(2)                                                             25,000           24,984
First Data Corp. 2.28% due 1/19/2005                                                                        25,000           24,970
SBC Communications Inc. 2.23% due 1/26/2005(2)                                                              25,000           24,960
Exxon Asset Management 2.28% due 1/28/2005(2)                                                               25,000           24,956
Wells Fargo & Co. 2.05% due 1/14/2005                                                                       22,200           22,199
New Center Asset Trust 2.23% due 1/26/2005                                                                  22,000           21,965
Wal-Mart Stores Inc. 2.22% due 2/17/2005(2)                                                                 21,500           21,433
Harley-Davidson Funding Corp. 2.30% due 2/16/2005(2)                                                        15,000           14,955
Harvard University 2.16% due 1/26/2005                                                                      14,000           13,978
Hershey Foods Corp. 2.26% due 2/2/2005(2)                                                                   11,000           10,977
Tenessee Valley Authority 2.15% due 1/20/2005                                                                5,600            5,593

TOTAL SHORT-TERM SECURITIES (cost: $1,712,277,000)                                                                        1,712,222


TOTAL INVESTMENT SECURITIES (cost: $40,250,585,000)                                                                      45,071,753
OTHER ASSETS LESS LIABILITIES                                                                                               (97,740)

NET ASSETS                                                                                                              $44,974,013


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,599,606,000, which represented 5.78% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts



See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2004                           (dollars and shares in thousands,
                                                       except per-share amounts)

ASSETS:
 Investment securities at market (cost: $40,250,585)                                                             $45,071,753
 Cash                                                                                                                  2,206
 Receivables for:
  Sales of investments                                                                   $53,860
  Sales of fund's shares                                                                 143,438
  Dividends and interest                                                                 176,576                     373,874
                                                                                                                  45,447,833
LIABILITIES:
 Payables for:
  Purchases of investments                                                               400,330
  Repurchases of fund's shares                                                            44,236
  Investment advisory services                                                             8,656
  Services provided by affiliates                                                         19,033
  Deferred Directors' compensation                                                         1,161
  Other fees and expenses                                                                    404                     473,820
NET ASSETS AT DECEMBER 31, 2004                                                                                  $44,974,013

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                      $40,076,727
 Undistributed net investment income                                                                                  77,237
 Distributions in excess of net realized gain                                                                         (1,200)
 Net unrealized appreciation                                                                                       4,821,249
NET ASSETS AT DECEMBER 31, 2004                                                                                  $44,974,013

Total authorized capital stock - 5,500,000 shares, $.001 par value (2,500,436 total shares outstanding)

                                                                                                               Net asset value
                                                                    Net assets       Shares outstanding          per share (1)

Class A                                                           $ 29,162,487                1,619,952                 $18.00
Class B                                                              4,849,391                  270,114                  17.95
Class C                                                              4,975,650                  277,320                  17.94
Class F                                                              1,109,963                   61,667                  18.00
Class 529-A                                                            679,520                   37,771                  17.99
Class 529-B                                                            219,057                   12,180                  17.99
Class 529-C                                                            327,127                   18,186                  17.99
Class 529-E                                                             44,712                    2,486                  17.98
Class 529-F                                                             13,571                      755                  17.98
Class R-1                                                               41,226                    2,298                  17.94
Class R-2                                                              647,637                   36,097                  17.94
Class R-3                                                            1,828,410                  101,850                  17.95
Class R-4                                                              829,534                   46,117                  17.99
Class R-5                                                              245,728                   13,643                  18.01

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.10 and $19.09, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended December 31, 2004                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $6,585; also includes $169 from affiliates)                                  $547,944
  Interest                                                                                       502,752            $1,050,696

 Fees and expenses:
  Investment advisory services                                                                    90,936
  Distribution services                                                                          160,465
  Transfer agent services                                                                         30,394
  Administrative services                                                                         17,231
  Reports to shareholders                                                                          1,194
  Registration statement and prospectus                                                            2,722
  Postage, stationery and supplies                                                                 3,328
  Directors' compensation                                                                            386
  Auditing and legal                                                                                 157
  Custodian                                                                                          455
  State and local taxes                                                                                1
  Other                                                                                               78
  Total expenses before reimbursement/waiver                                                     307,347
   Reimbursement/waiver of expenses                                                                2,275               305,072
 Net investment income                                                                                                 745,624

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments (including $31,402 net gain from affiliates)                                     1,143,131
  Non-U.S. currency transactions                                                                  (1,332)            1,141,799
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                  1,377,806
  Non-U.S. currency translations                                                                     (10)            1,377,796
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                             2,519,595
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                    $3,265,219




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                     Year ended December 31
                                                                                                    2004                  2003
OPERATIONS:
 Net investment income                                                                          $745,624              $465,922
 Net realized gain on investments and
  non-U.S. currency transactions                                                               1,141,799               153,545
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                            1,377,796             3,961,669
  Net increase in net assets
   resulting from operations                                                                   3,265,219             4,581,136

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income                                                           (680,762)             (469,461)
 Distributions from net realized gain
  on investments                                                                              (1,065,026)                    -
   Total dividends and distributions paid
    to shareholders                                                                           (1,745,788)             (469,461)

CAPITAL SHARE TRANSACTIONS                                                                    14,522,702             8,395,553

TOTAL INCREASE IN NET ASSETS                                                                  16,042,133            12,507,228

NET ASSETS:
 Beginning of year                                                                            28,931,880            16,424,652
 End of year (including undistributed
  net investment income: $77,237 and $7,508, respectively)                                   $44,974,013           $28,931,880


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica is a registered trademark of the Virginia College
Savings Plan./SM/

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of December 31, 2004, the cost of investment securities for federal income tax purposes was $40,252,763,000.

During the year ended December 31, 2004, the fund reclassified $707,000 from undistributed net investment income and $50,996,000 from distributions in excess of net realized gain to additional paid-in capital. In addition, the fund reclassified $5,574,000 from distributions in excess of net realized gain to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

UNDISTRIBUTED NET INVESTMENT INCOME AND CURRENCY GAINS
                                                                                                              $79,395
Loss deferrals related to non-U.S. currency that were realized during the period November 1,                     (19)
2004 through December 31, 2004
Undistributed long-term and short-term capital gains                                                                -
Gross unrealized appreciation on investment securities                                                      5,370,384
Gross unrealized depreciation on investment securities                                                       (551,394)
Net unrealized appreciation on investment securities                                                        4,818,990

Undistributed net investment income and currency gains above include currency losses of $67,000 that were realized during the period November 1, 2003 through December 31, 2003. At the beginning of the period, the fund had a capital loss carryforward of $20,638,000 expiring in 2010. The capital loss carryforward was utilized to offset capital gains during the current year. During the year ended December 31, 2004, the fund realized, on a tax basis, a net capital gain of $1,136,660,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                                      Year ended December 31, 2004
                                     Distributions from ordinary income
                                                                                          Distributions
                                                  Net            Short-term              from long-term                   Total
Share class                         investment income         capital gains               capital gains      distributions paid
Class A                                     $ 500,575              $ 65,355                   $ 625,527             $ 1,191,457
Class B                                        53,726                10,945                     104,758                 169,429
Class C                                        49,896                11,161                     106,830                 167,887
Class F                                        17,514                 2,475                      23,697                  43,686
Class 529-A                                    10,490                 1,488                      14,245                  26,223
Class 529-B                                     2,006                   488                       4,672                   7,166
Class 529-C                                     2,940                   721                       6,903                  10,564
Class 529-E                                       585                    99                         944                   1,628
Class 529-F                                       211                    30                         286                     527
Class R-1                                         348                    92                         877                   1,317
Class R-2                                       6,144                 1,449                      13,867                  21,460
Class R-3                                      21,750                 4,079                      39,043                  64,872
Class R-4                                      10,876                 1,859                      17,793                  30,528
Class R-5                                       3,701                   505                       4,838                   9,044
Total                                       $ 680,762             $ 100,746                   $ 964,280             $ 1,745,788


                                                                      Year ended December 31, 2003

                                     Distributions from ordinary income
                                                                                          Distributions                   Total
                                                  Net          Short-term                from long-term           distributions
Share class                         investment income       capital gains                 capital gains                    paid
Class A                                     $ 364,606                   -                             -               $ 364,606
Class B                                        39,762                   -                             -                  39,762
Class C                                        31,736                   -                             -                  31,736
Class F                                        10,466                   -                             -                  10,466
Class 529-A                                     6,048                   -                             -                   6,048
Class 529-B                                     1,347                   -                             -                   1,347
Class 529-C                                     1,852                   -                             -                   1,852
Class 529-E                                       338                   -                             -                     338
Class 529-F                                        57                   -                             -                      57
Class R-1                                         133                   -                             -                     133
Class R-2                                       2,551                   -                             -                   2,551
Class R-3                                       5,528                   -                             -                   5,528
Class R-4                                       2,648                   -                             -                   2,648
Class R-5                                       2,389                   -                             -                   2,389
Total                                       $ 469,461                   -                             -               $ 469,461


4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.232% on such assets in excess of $27 billion. The Board of Directors approved an amended agreement effective April 5, 2004, reducing the existing annual rates to 0.235% from 0.236% on daily net assets in excess of $21 billion but not exceeding $27 billion and 0.230% from 0.232% on such assets in excess of $27 billion. The new agreements also continued the series of rates to include additional annual rates of 0.225% on daily net assets in excess of $34 billion but not exceeding $44 billion and 0.220% on such assets in excess of $44 billion. The Board of Directors approved an amended agreement effective January 1, 2005, continuing the series of rate to include an additional annual rate of 0.215% on daily net assets in excess of $55 billion. During the year ended December 31, 2004, CRMC reduced investment advisory services fees by $1,699,000. As a result, the fee shown on the accompanying financial statements of $90,936,000, which was equivalent to an annualized rate of 0.247%, was reduced to $89,237,000, or 0.243% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2004, unreimbursed expenses subject to reimbursement totaled $10,892,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended December 31, 2004, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. For the year ended December 31, 2004, the total fees paid by CRMC were $3,000 and $573,000 for Class R-1 and Class R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the year ended December 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $61,029          $26,192        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          40,850           4,202         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          39,734         Included            $5,960              $950            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          2,171          Included             1,303                97            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         800           Included              784                 84                 $523
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B        1,763          Included              264                 69                  176
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C        2,570          Included              385                 79                  257
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         176           Included              53                  5                   35
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          27           Included              16                  2                   11
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          273           Included              41                  17            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         3,569          Included              714               1,843           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         6,168          Included             1,850               731            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4         1,335          Included              801                 15            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              163                 3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $160,465          $30,394           $12,334             $3,895               $1,002
         --------------------------------------------------------------------------------------------------------------

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $386,000, shown on the accompanying financial statements, includes $268,000 in current fees (either paid in cash or deferred) and a net increase of $118,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                                 Sales(1)                  dividends and distributions
                                                                      Amount       Shares                   Amount       Shares
Year ended December 31, 2004
Class A                                                         $ 10,161,839      577,369              $ 1,150,358       65,360
Class B                                                            1,498,014       85,380                  161,343        9,167
Class C                                                            2,142,988      122,162                  157,394        8,941
Class F                                                              547,771       31,106                   39,543        2,245
Class 529-A                                                          269,230       15,288                   26,221        1,490
Class 529-B                                                           73,124        4,159                    7,166          406
Class 529-C                                                          130,381        7,409                   10,563          598
Class 529-E                                                           16,967          964                    1,627           92
Class 529-F                                                            8,502          484                      527           30
Class R-1                                                             27,358        1,555                    1,317           75
Class R-2                                                            421,020       24,001                   21,453        1,219
Class R-3                                                          1,355,185       77,135                   64,836        3,687
Class R-4                                                            651,394       36,922                   30,528        1,733
Class R-5                                                            130,319        7,384                    8,959          508
Total net increase
   (decrease)                                                   $ 17,434,092      991,318              $ 1,681,835       95,551

Year ended December 31, 2003
Class A                                                          $ 6,685,693      428,711                $ 347,356       22,523
Class B                                                            1,275,567       82,397                   37,767        2,452
Class C                                                            1,377,511       87,810                   29,706        1,926
Class F                                                              335,973       21,445                    9,442          609
Class 529-A                                                          184,592       11,785                    6,048          390
Class 529-B                                                           65,096        4,213                    1,347           87
Class 529-C                                                           97,757        6,243                    1,852          120
Class 529-E                                                           13,195          844                      338           22
Class 529-F                                                            5,632          357                       57            4
Class R-1                                                             13,694          883                      133            8
Class R-2                                                            268,105       17,435                    2,548          162
Class R-3                                                            493,130       31,459                    5,527          351
Class R-4                                                            241,670       15,289                    2,648          166
Class R-5                                                            102,322        6,998                    2,340          149
Total net increase
   (decrease)                                                   $ 11,159,937      715,869                $ 447,109       28,969




Share class                                                             Repurchases(1)                          Net increase
                                                                      Amount       Shares                   Amount       Shares
Year ended December 31, 2004
Class A                                                         $ (3,112,201)    (176,736)             $ 8,199,996      465,993
Class B                                                             (321,531)     (18,317)               1,337,826       76,230
Class C                                                             (456,028)     (25,973)               1,844,354      105,130
Class F                                                             (172,554)      (9,799)                 414,760       23,552
Class 529-A                                                          (26,939)      (1,529)                 268,512       15,249
Class 529-B                                                           (5,869)        (333)                  74,421        4,232
Class 529-C                                                          (17,334)        (983)                 123,610        7,024
Class 529-E                                                           (1,894)        (107)                  16,700          949
Class 529-F                                                           (2,582)        (147)                   6,447          367
Class R-1                                                             (5,010)        (284)                  23,665        1,346
Class R-2                                                           (107,502)      (6,127)                 334,971       19,093
Class R-3                                                           (203,828)     (11,588)               1,216,193       69,234
Class R-4                                                           (131,981)      (7,495)                 549,941       31,160
Class R-5                                                            (27,972)      (1,590)                 111,306        6,302
Total net increase
   (decrease)                                                   $ (4,593,225)    (261,008)            $ 14,522,702      825,861

Year ended December 31, 2003
Class A                                                         $ (2,407,191)    (157,596)             $ 4,625,858      293,638
Class B                                                             (228,752)     (15,035)               1,084,582       69,814
Class C                                                             (270,580)     (17,675)               1,136,637       72,061
Class F                                                              (94,200)      (6,161)                 251,215       15,893
Class 529-A                                                          (11,389)        (723)                 179,251       11,452
Class 529-B                                                           (2,565)        (162)                  63,878        4,138
Class 529-C                                                           (8,455)        (537)                  91,154        5,826
Class 529-E                                                             (552)         (34)                  12,981          832
Class 529-F                                                              (70)          (5)                   5,619          356
Class R-1                                                             (1,334)         (85)                  12,493          806
Class R-2                                                            (53,929)      (3,494)                 216,724       14,103
Class R-3                                                            (73,072)      (4,663)                 425,585       27,147
Class R-4                                                            (34,748)      (2,198)                 209,570       13,257
Class R-5                                                            (24,656)      (1,592)                  80,006        5,555
Total net increase
   (decrease)                                                   $ (3,211,493)    (209,960)             $ 8,395,553      534,878

(1) Includes exchanges between share classes of the fund.


6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $22,418,000,000 and $8,930,900,000, respectively, during the year ended December 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2004, the custodian fee of $455,000, shown on the accompanying financials statements, included $79,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                     Income (loss) from investment operations (2)
                                                                                                              Net
                                                                      Net asset                    gains (losses)
                                                                         value,           Net       on securities      Total from
                                                                      beginning    investment      (both realized      investment
                                                                      of period        income     and unrealized)      operations
Class A:
 Year ended 12/31/2004                                                   $17.29          $.39              $1.12            $1.51
 Year ended 12/31/2003                                                    14.42           .37               2.87             3.24
 Year ended 12/31/2002                                                    15.85           .42              (1.40)            (.98)
 Year ended 12/31/2001                                                    15.47           .51                .73             1.24
 Year ended 12/31/2000                                                    14.42           .57               1.62             2.19
Class B:
 Year ended 12/31/2004                                                    17.24           .26               1.12             1.38
 Year ended 12/31/2003                                                    14.38           .25               2.86             3.11
 Year ended 12/31/2002                                                    15.82           .31              (1.41)           (1.10)
 Year ended 12/31/2001                                                    15.46           .39                .73             1.12
 Period from 3/15/2000 to 12/31/2000                                      13.65           .33               2.41             2.74
Class C:
 Year ended 12/31/2004                                                    17.24           .25               1.11             1.36
 Year ended 12/31/2003                                                    14.38           .24               2.87             3.11
 Year ended 12/31/2002                                                    15.82           .30              (1.41)           (1.11)
 Period from 3/15/2001 to 12/31/2001                                      15.47           .30                .63              .93
Class F:
 Year ended 12/31/2004                                                    17.29           .39               1.11             1.50
 Year ended 12/31/2003                                                    14.42           .36               2.88             3.24
 Year ended 12/31/2002                                                    15.85           .42              (1.40)            (.98)
 Period from 3/15/2001 to 12/31/2001                                      15.50           .40                .62             1.02
Class 529-A:
 Year ended 12/31/2004                                                    17.28           .38               1.12             1.50
 Year ended 12/31/2003                                                    14.41           .37               2.87             3.24
 Period from 2/15/2002 to 12/31/2002                                      15.82           .37              (1.33)            (.96)
Class 529-B:
 Year ended 12/31/2004                                                    17.28           .23               1.12             1.35
 Year ended 12/31/2003                                                    14.41           .23               2.87             3.10
 Period from 2/15/2002 to 12/31/2002                                      15.82           .26              (1.33)           (1.07)
Class 529-C:
 Year ended 12/31/2004                                                    17.28           .23               1.12             1.35
 Year ended 12/31/2003                                                    14.41           .23               2.87             3.10
 Period from 2/19/2002 to 12/31/2002                                      15.62           .26              (1.12)            (.86)
Class 529-E:
 Year ended 12/31/2004                                                    17.28           .32               1.11             1.43
 Year ended 12/31/2003                                                    14.41           .31               2.87             3.18
 Period from 3/5/2002 to 12/31/2002                                       16.14           .31              (1.76)           (1.45)
Class 529-F:
 Year ended 12/31/2004                                                    17.27           .37               1.12             1.49
 Year ended 12/31/2003                                                    14.41           .35               2.86             3.21
 Period from 9/17/2002 to 12/31/2002                                      14.18           .13                .21              .34




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                     Income (loss) from investment operations (2)
                                                                                                              Net
                                                                      Net asset                     gains(losses)
                                                                         value,           Net       on securities      Total from
                                                                      beginning    investment      (both realized      investment
                                                                      of period        income     and unrealized)      operations
Class R-1:
 Year ended 12/31/2004                                                   $17.24          $.25              $1.11            $1.36
 Year ended 12/31/2003                                                    14.39           .24               2.86             3.10
 Period from 5/29/2002 to 12/31/2002                                      15.93           .19              (1.56)           (1.37)
Class R-2:
 Year ended 12/31/2004                                                    17.24           .25               1.11             1.36
 Year ended 12/31/2003                                                    14.39           .24               2.87             3.11
 Period from 5/21/2002 to 12/31/2002                                      15.97           .20              (1.60)           (1.40)
Class R-3:
 Year ended 12/31/2004                                                    17.25           .34               1.10             1.44
 Year ended 12/31/2003                                                    14.40           .31               2.85             3.16
 Period from 6/4/2002 to 12/31/2002                                       15.70           .22              (1.32)           (1.10)
Class R-4:
 Year ended 12/31/2004                                                    17.28           .39               1.11             1.50
 Year ended 12/31/2003                                                    14.41           .36               2.88             3.24
 Period from 6/21/2002 to 12/31/2002                                      15.32           .24               (.93)            (.69)
Class R-5:
 Year ended 12/31/2004                                                    17.30           .44               1.12             1.56
 Year ended 12/31/2003                                                    14.43           .41               2.87             3.28
 Period from 5/15/2002 to 12/31/2002                                      16.07           .30              (1.71)           (1.41)




FINANCIAL HIGHLIGHTS (1)


                                                                             Dividends)and distributions

                                                                      Dividends
                                                                      (from net  Distributions              Total        Net asset
                                                                     investment  (from capital      dividends and       value, end
                                                                         income)        gains)      distributions        of period
Class A:
 Year ended 12/31/2004                                                    $(.36)        $(.44)             $(.80)          $18.00
 Year ended 12/31/2003                                                     (.37)            -               (.37)           17.29
 Year ended 12/31/2002                                                     (.43)         (.02)              (.45)           14.42
 Year ended 12/31/2001                                                     (.56)         (.30)              (.86)           15.85
 Year ended 12/31/2000                                                     (.56)         (.58)             (1.14)           15.47
Class B:
 Year ended 12/31/2004                                                     (.23)         (.44)              (.67)           17.95
 Year ended 12/31/2003                                                     (.25)            -               (.25)           17.24
 Year ended 12/31/2002                                                     (.32)         (.02)              (.34)           14.38
 Year ended 12/31/2001                                                     (.46)         (.30)              (.76)           15.82
 Period from 3/15/2000 to 12/31/2000                                       (.35)         (.58)              (.93)           15.46
Class C:
 Year ended 12/31/2004                                                     (.22)         (.44)              (.66)           17.94
 Year ended 12/31/2003                                                     (.25)            -               (.25)           17.24
 Year ended 12/31/2002                                                     (.31)         (.02)              (.33)           14.38
 Period from 3/15/2001 to 12/31/2001                                       (.32)         (.26)              (.58)           15.82
Class F:
 Year ended 12/31/2004                                                     (.35)         (.44)              (.79)           18.00
 Year ended 12/31/2003                                                     (.37)            -               (.37)           17.29
 Year ended 12/31/2002                                                     (.43)         (.02)              (.45)           14.42
 Period from 3/15/2001 to 12/31/2001                                       (.41)         (.26)              (.67)           15.85
Class 529-A:
 Year ended 12/31/2004                                                     (.35)         (.44)              (.79)           17.99
 Year ended 12/31/2003                                                     (.37)            -               (.37)           17.28
 Period from 2/15/2002 to 12/31/2002                                       (.43)         (.02)              (.45)           14.41
Class 529-B:
 Year ended 12/31/2004                                                     (.20)         (.44)              (.64)           17.99
 Year ended 12/31/2003                                                     (.23)            -               (.23)           17.28
 Period from 2/15/2002 to 12/31/2002                                       (.32)         (.02)              (.34)           14.41
Class 529-C:
 Year ended 12/31/2004                                                     (.20)         (.44)              (.64)           17.99
 Year ended 12/31/2003                                                     (.23)            -               (.23)           17.28
 Period from 2/19/2002 to 12/31/2002                                       (.33)         (.02)              (.35)           14.41
Class 529-E:
 Year ended 12/31/2004                                                     (.29)         (.44)              (.73)           17.98
 Year ended 12/31/2003                                                     (.31)            -               (.31)           17.28
 Period from 3/5/2002 to 12/31/2002                                        (.28)            -               (.28)           14.41
Class 529-F:
 Year ended 12/31/2004                                                     (.34)         (.44)              (.78)           17.98
 Year ended 12/31/2003                                                     (.35)            -               (.35)           17.27
 Period from 9/17/2002 to 12/31/2002                                       (.11)            -               (.11)           14.41




FINANCIAL HIGHLIGHTS (1)                                            (continued)

                                                                         Dividends)and distributions

                                                                      Dividends
                                                                      (from net  Distributions              Total       Net asset
                                                                     investment  (from capital      dividends and      value, end
                                                                         income)        gains)      distributions       of period
Class R-1:
 Year ended 12/31/2004                                                    $(.22)        $(.44)             $(.66)          $17.94
 Year ended 12/31/2003                                                     (.25)            -               (.25)           17.24
 Period from 5/29/2002 to 12/31/2002                                       (.17)            -               (.17)           14.39
Class R-2:
 Year ended 12/31/2004                                                     (.22)         (.44)              (.66)           17.94
 Year ended 12/31/2003                                                     (.26)            -               (.26)           17.24
 Period from 5/21/2002 to 12/31/2002                                       (.18)            -               (.18)           14.39
Class R-3:
 Year ended 12/31/2004                                                     (.30)         (.44)              (.74)           17.95
 Year ended 12/31/2003                                                     (.31)            -               (.31)           17.25
 Period from 6/4/2002 to 12/31/2002                                        (.20)            -               (.20)           14.40
Class R-4:
 Year ended 12/31/2004                                                     (.35)         (.44)              (.79)           17.99
 Year ended 12/31/2003                                                     (.37)            -               (.37)           17.28
 Period from 6/21/2002 to 12/31/2002                                       (.22)            -               (.22)           14.41
Class R-5:
 Year ended 12/31/2004                                                     (.41)         (.44)              (.85)           18.01
 Year ended 12/31/2003                                                     (.41)            -               (.41)           17.30
 Period from 5/15/2002 to 12/31/2002                                       (.23)            -               (.23)           14.43




FINANCIAL HIGHLIGHTS (1)

                                                                        Ratio of expenses  Ratio of expenses
                                                                           to average net     to average net          Ratio of
                                                           Net assets,      assets before       assets after        net income
                                                 Total   end of period     reimbursement/     reimbursement/        to average
                                             return (3)  (in millions)             waiver         waiver (4)        net assets
Class A:
 Year ended 12/31/2004                            8.92%       $29,162                 .63%              .62%            2.23%
 Year ended 12/31/2003                           22.82         19,951                 .67               .67             2.38
 Year ended 12/31/2002                           (6.27)        12,405                 .70               .70             2.79
 Year ended 12/31/2001                            8.19          8,915                 .68               .68             3.26
 Year ended 12/31/2000                           15.85          6,042                 .69               .69             3.93
Class B:
 Year ended 12/31/2004                            8.15          4,849                1.37              1.37             1.48
 Year ended 12/31/2003                           21.90          3,344                1.42              1.42             1.62
 Year ended 12/31/2002                           (7.04)         1,784                1.46              1.46             2.07
 Year ended 12/31/2001                            7.34            608                1.44              1.44             2.46
 Period from 3/15/2000 to 12/31/2000             20.52             38                1.44 (5)          1.44     (5)     3.02    (5)
Class C:
 Year ended 12/31/2004                            8.02          4,976                1.44              1.44             1.42
 Year ended 12/31/2003                           21.84          2,968                1.48              1.48             1.55
 Year ended 12/31/2002                           (7.08)         1,440                1.51              1.51             2.03
 Period from 3/15/2001 to 12/31/2001              6.08            406                1.54 (5)          1.54     (5)     2.36    (5)
Class F:
 Year ended 12/31/2004                            8.88          1,110                 .67               .67             2.19
 Year ended 12/31/2003                           22.79            659                 .69               .69             2.34
 Year ended 12/31/2002                           (6.29)           320                 .72               .72             2.81
 Period from 3/15/2001 to 12/31/2001              6.64            104                 .75 (5)           .75     (5)     3.15    (5)
Class 529-A:
 Year ended 12/31/2004                            8.88            679                 .69               .68             2.18
 Year ended 12/31/2003                           22.87            389                 .67               .67             2.36
 Period from 2/15/2002 to 12/31/2002             (6.19)           160                 .72 (5)           .72     (5)     2.91    (5)
Class 529-B:
 Year ended 12/31/2004                            7.94            219                1.56              1.56             1.30
 Year ended 12/31/2003                           21.74            137                1.58              1.58             1.44
 Period from 2/15/2002 to 12/31/2002             (6.85)            55                1.60 (5)          1.60     (5)     2.04    (5)
Class 529-C:
 Year ended 12/31/2004                            7.94            327                1.55              1.55             1.31
 Year ended 12/31/2003                           21.76            193                1.57              1.57             1.46
 Period from 2/19/2002 to 12/31/2002             (5.63)            77                1.59 (5)          1.59     (5)     2.05    (5)
Class 529-E:
 Year ended 12/31/2004                            8.44             45                1.04              1.03             1.83
 Year ended 12/31/2003                           22.37             27                1.05              1.05             1.97
 Period from 3/5/2002 to 12/31/2002              (9.02)            10                1.06 (5)          1.06     (5)     2.60    (5)
Class 529-F:
 Year ended 12/31/2004                            8.78             14                 .79               .78             2.09
 Year ended 12/31/2003                           22.63              7                 .80               .80             2.16
 Period from 9/17/2002 to 12/31/2002              2.36              -  (6)            .23               .23              .87




FINANCIAL HIGHLIGHTS (1)                                          (continued)


                                                                        Ratio of expenses  Ratio of expenses
                                                                           to average net     to average net          Ratio of
                                                           Net assets,      assets before       assets after        net income
                                                 Total   end of period     reimbursement/     reimbursement/        to average
                                                return   (in millions)             waiver        waiver (4)         net assets
Class R-1:
 Year ended 12/31/2004                            8.01%           $41                1.48%             1.46%            1.43%
 Year ended 12/31/2003                           21.77             16                1.52              1.48             1.50
 Period from 5/29/2002 to 12/31/2002             (8.61)             2                1.83 (5)          1.48     (5)     2.23    (5)
Class R-2:
 Year ended 12/31/2004                            8.05            648                1.55              1.42             1.45
 Year ended 12/31/2003                           21.83            293                1.70              1.44             1.54
 Period from 5/21/2002 to 12/31/2002             (8.79)            42                1.54 (5)          1.45     (5)     2.30    (5)
Class R-3:
 Year ended 12/31/2004                            8.52          1,828                 .97               .97             1.94
 Year ended 12/31/2003                           22.27            563                1.05              1.05             1.94
 Period from 6/4/2002 to 12/31/2002              (7.04)            79                1.08 (5)          1.06     (5)     2.67    (5)
Class R-4:
 Year ended 12/31/2004                            8.89            830                 .67               .66             2.23
 Year ended 12/31/2003                           22.81            258                 .68               .68             2.28
 Period from 6/21/2002 to 12/31/2002             (4.52)            25                 .75 (5)           .71     (5)     3.13    (5)
Class R-5:
 Year ended 12/31/2004                            9.21            246                 .37               .36             2.51
 Year ended 12/31/2003                           23.16            127                 .38               .38             2.62
 Period from 5/15/2002 to 12/31/2002             (8.77)            26                 .39 (5)           .39     (5)     3.27    (5)



                                                                         2004       2003          2002         2001         2000

Portfolio turnover rate for all classes of shares                         25%        32%           41%          50%          51%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 12/31/2004, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.


See Notes to Financial Statements



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of American Balanced Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Balanced Fund, Inc. (the "Fund"), including the investment portfolio, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Balanced Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
February 11, 2005
Los Angeles, CA





TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending December 31, 2004.

During  the  fiscal  year  ended,  the  fund  paid  a  long-term   capital  gain
distribution of $1,015,823,000. A portion of this amount was distributed to shareholders in redemption of their shares.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $550,777,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $492,901,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $117,987,000 as interest derived on direct U.S. government obligations.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds (r)]            The right choice for the long term/(R)/




American Balanced
Fund/(R)/


RETIREMENT PLAN
 PROSPECTUS





 March 1, 2005





TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                            American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.

[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

1995    27.13
1996    13.16
1997    21.04
1998    11.13
1999     3.47
2000    15.85
2001     8.19
2002   - 6.27
2003    22.82
2004     8.92

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        12.76%  (quarter ended June 30, 2003)
LOWEST                                                        -11.53%  (quarter ended September 30, 2002)



                                     2
American Balanced Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
                                         1 YEAR   5 YEARS    10 YEARS
-----------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/               2.69%    8.18%      11.49%



                                        1 YEAR   LIFETIME/2/
-------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02        8.01%       7.36%
-------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02        8.05        7.25
-------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02         8.52        8.49
-------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02        8.89       10.15
-------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02        9.21        8.09



                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                               10.87%      -2.30%         12.07%
 Lehman Brothers Aggregate Bond            4.34        7.71           7.72
 Index/4/
 Lipper Balanced Funds Index/5/            8.99        2.95           9.44
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2004: 1.95%/6/
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.

/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/4/ Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/6/ Reflects a fee waiver (1.94% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."


                                     3
                                            American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none


/*/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.25%   0.25%  0.25%  0.25%  0.25%   0.25%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.13    0.23   0.55   0.22   0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.63    1.48   1.55   0.97   0.67    0.37
 expenses/2/
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
    .50%, respectively, of the class' average net assets annually. Class R-1
     12b-1 fees are 1.00% of the class' average net assets annually.
/2/ The fund's investment adviser began waiving 5.00% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01% (though the impact may appear greater due to rounding). In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of the waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.


                                     4
American Balanced Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.



                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
------------           ENTITIES
            -------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position/*/
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



/*/ Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/*/                      $636    $765     $906      $1,316
--------------------------------------------------------------------
 Class R-1                        151     468      808       1,768
--------------------------------------------------------------------
 Class R-2                        158     490      845       1,845
--------------------------------------------------------------------
 Class R-3                         99     309      536       1,190
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------



/*/ Reflects the maximum initial sales charge in the first year.


                                     5
                                            American Balanced Fund / Prospectus

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.


                                     6
American Balanced Fund / Prospectus

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.


                                     7
                                            American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
                                         1 YEAR  5 YEARS   10 YEARS
--------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/              8.92%    9.46%     12.15%



                                         1 YEAR   LIFETIME/2/
--------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02         8.01%       7.36%
--------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02         8.05        7.25
--------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02          8.52        8.49
--------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02         8.89       10.15
--------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02         9.21        8.09



                                  1 YEAR         5 YEARS          10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                       10.87%          -2.30%           12.07%
 Lehman Brothers Aggregate         4.34            7.71             7.72
 Bond Index/4/
 Lipper Balanced Funds             8.99            2.95             9.44
 Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 1.95%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.

/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/4/ Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.


                                     8
American Balanced Fund / Prospectus

[begin - pie chart]

Investment mix by security type as of December 31, 2004

Common stocks                   68%
Fixed income securities         28
Short-term securities &          4
cash equivalents

[end - pie chart]


 FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2004
                                                  PERCENT OF NET ASSETS
--------------------------------------------------------------------------
 Financials                                               11.7%
--------------------------------------------------------------------------
 Information technology                                   10.5
--------------------------------------------------------------------------
 Health care                                               8.2
--------------------------------------------------------------------------
 Consumer discretionary                                    8.0
--------------------------------------------------------------------------
 Consumer staples                                          7.8





 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2004
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 General Electric                                     1.8%
--------------------------------------------------------------------
 Altria Group                                         1.8
--------------------------------------------------------------------
 Royal Dutch Petroleum                                1.7
--------------------------------------------------------------------
 Fannie Mae                                           1.6
--------------------------------------------------------------------
 Microsoft                                            1.6
--------------------------------------------------------------------
 BellSouth                                            1.4
--------------------------------------------------------------------
 United Technologies                                  1.3
--------------------------------------------------------------------
 Northrop Grumman                                     1.2
--------------------------------------------------------------------
 Exxon Mobil                                          1.2
--------------------------------------------------------------------
 IBM                                                  1.2



 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2004
 See the appendix in the statement of additional information for a description of quality categories.
                                                 PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. government/*/                                     8.2%
-------------------------------------------------------------------------------
 Federal agencies                                       2.1
-------------------------------------------------------------------------------
 AAA/Aaa                                                5.3
-------------------------------------------------------------------------------
 AA/Aa                                                  1.3
-------------------------------------------------------------------------------
 A                                                      4.6
-------------------------------------------------------------------------------
 BBB/Baa                                                6.3
-------------------------------------------------------------------------------
 BB/Ba or below/**/                                     0.2




/*/ These securities are guaranteed by the full faith and credit of the U.S. government.

/**/ Represents bonds whose quality ratings were downgraded while held by the fund.



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
                                            American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.


                                     10
American Balanced Fund / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 equity holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each calendar quarter-end) are located in the lower portion of this website page. These lists are posted to the website generally within 30 days from the end of the applicable month or quarter. Both lists remain available on the website until new information for the next month or quarter is posted.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies, under the oversight of Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.


                                     11
                                            American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:



                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL      19 years     Senior Vice President  Serves as an equity
 Chairman of the Board                 and Director, Capital  portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 33
                                       years in total; 30
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 J. DALE HARVEY           9 years      Vice President,        Serves as an equity
 President                             Capital Research and   portfolio counselor
                                       Management Company

                                       Investment
                                       professional for 16
                                       years in total; 14
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 HILDA L. APPLBAUM        6 years      Senior Vice            Serves as an equity/
 Senior Vice President                 President, Capital     fixed-income portfolio
                                       Research Company       counselor

                                       Investment
                                       professional for 18
                                       years in total; 10
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
---------------------------------------------------------------------------------------
 MARK R. MACDONALD        3 years      Senior Vice President  Serves as a fixed-income
 Senior Vice President                 and Director, Capital  portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 19
                                       years in total; 11
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
---------------------------------------------------------------------------------------
 JOHN H. SMET             8 years      Senior Vice            Serves as a fixed-income
 Senior Vice President                 President, Capital     portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 23
                                       years in total; 22
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 GREGORY D. JOHNSON       2 years      Senior Vice            Serves as an equity
 Vice President                        President, Capital     portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 11
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate




                                     12
American Balanced Fund / Prospectus

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in the fund can be found in the statement of additional information.


                                     13
                                            American Balanced Fund / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.


                                     14
American Balanced Fund / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


                                     15
                                            American Balanced Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     16
American Balanced Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none         see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


                                     17
                                            American Balanced Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

Investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001, are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


                                     18
American Balanced Fund / Prospectus

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).


                                     19
                                            American Balanced Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     20
American Balanced Fund / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs, as well as rollovers to IRAs from individual 403(b) plans custodied at Capital Bank and Trust Company, will not be subject to a sales charge if invested in Class A shares. Rollover investments to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.


                                     21
                                            American Balanced Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.


                                     22
American Balanced Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May, August and December.

Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     23
                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/


                                                                                                     Net gains
                                                                                                    (losses) on
                                                                         Net asset                   securities
                                                                          value,        Net        (both realized    Total from
                                                                         beginning   investment         and          investment
                                                                         of period     income       unrealized)      operations
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                                     $17.29        $.39          $ 1.12          $ 1.51
Year ended 12/31/2003                                                      14.42         .37            2.87            3.24
Year ended 12/31/2002                                                      15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                                                      15.47         .51             .73            1.24
Year ended 12/31/2000                                                      14.42         .57            1.62            2.19
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2004                                                      17.24         .25            1.11            1.36
Year ended 12/31/2003                                                      14.39         .24            2.86            3.10
Period from 5/29/2002 to 12/31/2002                                        15.93         .19           (1.56)          (1.37)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2004                                                      17.24         .25            1.11            1.36
Year ended 12/31/2003                                                      14.39         .24            2.87            3.11
Period from 5/21/2002 to 12/31/2002                                        15.97         .20           (1.60)          (1.40)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2004                                                      17.25         .34            1.10            1.44
Year ended 12/31/2003                                                      14.40         .31            2.85            3.16
Period from 6/4/2002 to 12/31/2002                                         15.70         .22           (1.32)          (1.10)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2004                                                      17.28         .39            1.11            1.50
Year ended 12/31/2003                                                      14.41         .36            2.88            3.24
Period from 6/21/2002 to 12/31/2002                                        15.32         .24            (.93)           (.69)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                                                     17.30         .44            1.12            1.56
 Year ended 12/31/2003                                                     14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002                                       16.07         .30           (1.71)          (1.41)


                                                                                DIVIDENDS AND DISTRIBUTIONS

                                                      Dividends                       Total
                                                      (from net   Distributions     dividends      Net asset
                                                      investment      (from            and       value, end of        Total
                                                       income)    capital gains)  distributions     period            return
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                   $(.36)        $(.44)         $ (.80)        $18.00              8.92%
Year ended 12/31/2003                                    (.37)           --            (.37)         17.29             22.82
Year ended 12/31/2002                                    (.43)         (.02)           (.45)         14.42             (6.27)
Year ended 12/31/2001                                    (.56)         (.30)           (.86)         15.85              8.19
Year ended 12/31/2000                                    (.56)         (.58)          (1.14)         15.47             15.85
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2004                                    (.22)         (.44)           (.66)         17.94              8.01
Year ended 12/31/2003                                    (.25)           --            (.25)         17.24             21.77
Period from 5/29/2002 to 12/31/2002                      (.17)           --            (.17)         14.39             (8.61)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2004                                    (.22)         (.44)           (.66)         17.94             8.05
Year ended 12/31/2003                                    (.26)           --            (.26)         17.24            21.83
Period from 5/21/2002 to 12/31/2002                      (.18)           --            (.18)         14.39            (8.79)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2004                                    (.30)         (.44)           (.74)         17.95             8.52
Year ended 12/31/2003                                    (.31)           --            (.31)         17.25            22.27
Period from 6/4/2002 to 12/31/2002                       (.20)           --            (.20)         14.40            (7.04)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2004                                    (.35)         (.44)           (.79)         17.99             8.89
Year ended 12/31/2003                                    (.37)           --            (.37)         17.28            22.81
Period from 6/21/2002 to 12/31/2002                      (.22)           --            (.22)         14.41            (4.52)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                                   (.41)         (.44)           (.85)         18.01             9.21
 Year ended 12/31/2003                                   (.41)           --            (.41)         17.30            23.16
 Period from 5/15/2002 to 12/31/2002                     (.23)           --            (.23)         14.43            (8.77)

                                                                                         Ratio of    Ratio of
                                                                                         expenses    expenses
                                                                                        to average  to average
                                                                                        net assets  net assets
                                                                          Net assets,     before      after       Ratio of
                                                                            end of      reimburse-  reimburse-   net income
                                                                            period        ments/      ments/     to average
                                                                         (in millions)   waivers    waivers/4/   net assets
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                                       $29,162        .63 %       .62 %       2.23 %
Year ended 12/31/2003                                                        19,951        .67         .67         2.38
Year ended 12/31/2002                                                        12,405        .70         .70         2.79
Year ended 12/31/2001                                                         8,915        .68         .68         3.26
Year ended 12/31/2000                                                         6,042        .69         .69         3.93
----------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2004                                                            41       1.48        1.46         1.43
Year ended 12/31/2003                                                            16       1.52        1.48         1.50
Period from 5/29/2002 to 12/31/2002                                               2       1.83/5/     1.48/5/      2.23/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2004                                                           648       1.55        1.42         1.45
Year ended 12/31/2003                                                           293       1.70        1.44         1.54
Period from 5/21/2002 to 12/31/2002                                              42       1.54/5/     1.45/5/      2.30/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2004                                                         1,828        .97         .97         1.94
Year ended 12/31/2003                                                           563       1.05        1.05         1.94
Period from 6/4/2002 to 12/31/2002                                               79       1.08/5/     1.06/5/      2.67/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2004                                                           830        .67         .66         2.23
Year ended 12/31/2003                                                           258        .68         .68         2.28
Period from 6/21/2002 to 12/31/2002                                              25        .75/5/      .71/5/      3.13/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                                                          246        .37         .36         2.51
 Year ended 12/31/2003                                                          127        .38         .38         2.62
 Period from 5/15/2002 to 12/31/2002                                             26        .39/5/      .39/5/      3.27/5/

American Balanced Fund / Prospectus

                                          YEAR ENDED DECEMBER 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         32%         41%         50%          51%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/5/ Annualized.
                                            American Balanced Fund / Prospectus

[logo - American Funds (r)]            The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  americanfunds.com
          FOR 24                  For Class R share information,
          -HOUR INFORMATION       visit
                                  AmericanFundsRetirement.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.






[logo - recycled bug]





Printed on recycled paper                    Investment Company File No. 811-66
RPGEPR-911-0305P Litho in USA CGD/MC/8026
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
          Capital Guardian                Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.


/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds (r)]            The right choice for the long term/(R)/




American Balanced
Fund/(R)/


RETIREMENT PLAN
 PROSPECTUS





 March 1, 2005





TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
20    Sales charge reductions
21    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.


Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                            American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.

[begin bar chart]

Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

1995    27.13
1996    13.16
1997    21.04
1998    11.13
1999     3.47
2000    15.85
2001     8.19
2002   - 6.27
2003    22.82
2004     8.92

[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        12.76%  (quarter ended June 30, 2003)
LOWEST                                                        -11.53%  (quarter ended September 30, 2002)



                                     2
American Balanced Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
                                         1 YEAR   5 YEARS    10 YEARS
-----------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/               2.69%    8.18%      11.49%



                                        1 YEAR   LIFETIME/2/
-------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02        8.01%       7.36%
-------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02        8.05        7.25
-------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02         8.52        8.49
-------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02        8.89       10.15
-------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02        9.21        8.09



                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                               10.87%      -2.30%         12.07%
 Lehman Brothers Aggregate Bond            4.34        7.71           7.72
 Index/4/
 Lipper Balanced Funds Index/5/            8.99        2.95           9.44
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2004: 1.95%/6/
 (For current yield information, please call American FundsLine at
  800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.

/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/4/ Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/6/ Reflects a fee waiver (1.94% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the fund."


                                     3
                                            American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none


/*/ The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.25%   0.25%  0.25%  0.25%  0.25%   0.25%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.13    0.23   0.55   0.22   0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.63    1.48   1.55   0.97   0.67    0.37
 expenses/2/
-------------------------------------------------------------------------------



/1/ Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
    .50%, respectively, of the class' average net assets annually. Class R-1
     12b-1 fees are 1.00% of the class' average net assets annually.
/2/ The fund's investment adviser began waiving 5.00% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01% (though the impact may appear greater due to rounding). In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of the waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table and the audited financial statements in the fund's annual report.


                                     4
American Balanced Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.



                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
------------           ENTITIES
            -------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position/*/
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



/*/ Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A/*/                      $636    $765     $906      $1,316
--------------------------------------------------------------------
 Class R-1                        151     468      808       1,768
--------------------------------------------------------------------
 Class R-2                        158     490      845       1,845
--------------------------------------------------------------------
 Class R-3                         99     309      536       1,190
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------



/*/ Reflects the maximum initial sales charge in the first year.


                                     5
                                            American Balanced Fund / Prospectus

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect the fund's investment results in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.


                                     6
American Balanced Fund / Prospectus

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.


                                     7
                                            American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2004
                                         1 YEAR  5 YEARS   10 YEARS
--------------------------------------------------------------------
 CLASS A -- FROM 7/26/75/1/              8.92%    9.46%     12.15%



                                         1 YEAR   LIFETIME/2/
--------------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 5/29/02         8.01%       7.36%
--------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02         8.05        7.25
--------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02          8.52        8.49
--------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02         8.89       10.15
--------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02         9.21        8.09



                                  1 YEAR         5 YEARS          10 YEARS
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/3/                       10.87%          -2.30%           12.07%
 Lehman Brothers Aggregate         4.34            7.71             7.72
 Bond Index/4/
 Lipper Balanced Funds             8.99            2.95             9.44
 Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2004: 1.95%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



/1/ July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.

/2/ Lifetime results for each share class are measured from the date the share class was first sold.
/3/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
/4/ Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and does not reflect transaction costs or expenses. This index reflects reinvested distributions.
/5/ Lipper Balanced Funds Index is an equally weighted index of 30 funds which seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends, capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/6/ The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.


                                     8
American Balanced Fund / Prospectus

[begin - pie chart]

Investment mix by security type as of December 31, 2004

Common stocks                   68%
Fixed income securities         28
Short-term securities &          4
cash equivalents

[end - pie chart]


 FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2004
                                                  PERCENT OF NET ASSETS
--------------------------------------------------------------------------
 Financials                                               11.7%
--------------------------------------------------------------------------
 Information technology                                   10.5
--------------------------------------------------------------------------
 Health care                                               8.2
--------------------------------------------------------------------------
 Consumer discretionary                                    8.0
--------------------------------------------------------------------------
 Consumer staples                                          7.8





 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2004
                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------
 General Electric                                     1.8%
--------------------------------------------------------------------
 Altria Group                                         1.8
--------------------------------------------------------------------
 Royal Dutch Petroleum                                1.7
--------------------------------------------------------------------
 Fannie Mae                                           1.6
--------------------------------------------------------------------
 Microsoft                                            1.6
--------------------------------------------------------------------
 BellSouth                                            1.4
--------------------------------------------------------------------
 United Technologies                                  1.3
--------------------------------------------------------------------
 Northrop Grumman                                     1.2
--------------------------------------------------------------------
 Exxon Mobil                                          1.2
--------------------------------------------------------------------
 IBM                                                  1.2



 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2004
 See the appendix in the statement of additional information for a description of quality categories.
                                                 PERCENT OF NET ASSETS

-------------------------------------------------------------------------------
 U.S. government/*/                                     8.2%
-------------------------------------------------------------------------------
 Federal agencies                                       2.1
-------------------------------------------------------------------------------
 AAA/Aaa                                                5.3
-------------------------------------------------------------------------------
 AA/Aa                                                  1.3
-------------------------------------------------------------------------------
 A                                                      4.6
-------------------------------------------------------------------------------
 BBB/Baa                                                6.3
-------------------------------------------------------------------------------
 BB/Ba or below/**/                                     0.2




/*/ These securities are guaranteed by the full faith and credit of the U.S. government.

/**/ Represents bonds whose quality ratings were downgraded while held by the fund.



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.


                                     9
                                            American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.


                                     10
American Balanced Fund / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 equity holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each calendar quarter-end) are located in the lower portion of this website page. These lists are posted to the website generally within 30 days from the end of the applicable month or quarter. Both lists remain available on the website until new information for the next month or quarter is posted.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies, under the oversight of Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.


                                     11
                                            American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:



                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/    COUNSELOR     (OR AFFILIATE)          ROLE IN
 FUND TITLE              EXPERIENCE    AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)        IN THIS FUND   EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL      19 years     Senior Vice President  Serves as an equity
 Chairman of the Board                 and Director, Capital  portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 33
                                       years in total; 30
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 J. DALE HARVEY           9 years      Vice President,        Serves as an equity
 President                             Capital Research and   portfolio counselor
                                       Management Company

                                       Investment
                                       professional for 16
                                       years in total; 14
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 HILDA L. APPLBAUM        6 years      Senior Vice            Serves as an equity/
 Senior Vice President                 President, Capital     fixed-income portfolio
                                       Research Company       counselor

                                       Investment
                                       professional for 18
                                       years in total; 10
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
---------------------------------------------------------------------------------------
 MARK R. MACDONALD        3 years      Senior Vice President  Serves as a fixed-income
 Senior Vice President                 and Director, Capital  portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 19
                                       years in total; 11
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
---------------------------------------------------------------------------------------
 JOHN H. SMET             8 years      Senior Vice            Serves as a fixed-income
 Senior Vice President                 President, Capital     portfolio counselor
                                       Research and
                                       Management Company

                                       Investment
                                       professional for 23
                                       years in total; 22
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 GREGORY D. JOHNSON       2 years      Senior Vice            Serves as an equity
 Vice President                        President, Capital     portfolio counselor
                                       Research Company

                                       Investment
                                       professional for 11
                                       years, all with
                                       Capital Research and
                                       Management Company or
                                       affiliate




                                     12
American Balanced Fund / Prospectus

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in the fund can be found in the statement of additional information.


                                     13
                                            American Balanced Fund / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.


                                     14
American Balanced Fund / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


                                     15
                                            American Balanced Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to IRAs."

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     16
American Balanced Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.



                                        SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none         see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


                                     17
                                            American Balanced Fund / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

Investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001, are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).


Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


                                     18
American Balanced Fund / Prospectus

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).


                                     19
                                            American Balanced Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     20
American Balanced Fund / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs, as well as rollovers to IRAs from individual 403(b) plans custodied at Capital Bank and Trust Company, will not be subject to a sales charge if invested in Class A shares. Rollover investments to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.


                                     21
                                            American Balanced Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.


                                     22
American Balanced Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May, August and December.

Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.


                                     23
                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/


                                                                                                     Net gains
                                                                                                    (losses) on
                                                                         Net asset                   securities
                                                                          value,        Net        (both realized    Total from
                                                                         beginning   investment         and          investment
                                                                         of period     income       unrealized)      operations
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                                     $17.29        $.39          $ 1.12          $ 1.51
Year ended 12/31/2003                                                      14.42         .37            2.87            3.24
Year ended 12/31/2002                                                      15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                                                      15.47         .51             .73            1.24
Year ended 12/31/2000                                                      14.42         .57            1.62            2.19
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2004                                                      17.24         .25            1.11            1.36
Year ended 12/31/2003                                                      14.39         .24            2.86            3.10
Period from 5/29/2002 to 12/31/2002                                        15.93         .19           (1.56)          (1.37)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2004                                                      17.24         .25            1.11            1.36
Year ended 12/31/2003                                                      14.39         .24            2.87            3.11
Period from 5/21/2002 to 12/31/2002                                        15.97         .20           (1.60)          (1.40)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2004                                                      17.25         .34            1.10            1.44
Year ended 12/31/2003                                                      14.40         .31            2.85            3.16
Period from 6/4/2002 to 12/31/2002                                         15.70         .22           (1.32)          (1.10)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2004                                                      17.28         .39            1.11            1.50
Year ended 12/31/2003                                                      14.41         .36            2.88            3.24
Period from 6/21/2002 to 12/31/2002                                        15.32         .24            (.93)           (.69)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                                                     17.30         .44            1.12            1.56
 Year ended 12/31/2003                                                     14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002                                       16.07         .30           (1.71)          (1.41)


                                                                                DIVIDENDS AND DISTRIBUTIONS

                                                      Dividends                       Total
                                                      (from net   Distributions     dividends      Net asset
                                                      investment      (from            and       value, end of        Total
                                                       income)    capital gains)  distributions     period            return
---------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                   $(.36)        $(.44)         $ (.80)        $18.00              8.92%
Year ended 12/31/2003                                    (.37)           --            (.37)         17.29             22.82
Year ended 12/31/2002                                    (.43)         (.02)           (.45)         14.42             (6.27)
Year ended 12/31/2001                                    (.56)         (.30)           (.86)         15.85              8.19
Year ended 12/31/2000                                    (.56)         (.58)          (1.14)         15.47             15.85
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2004                                    (.22)         (.44)           (.66)         17.94              8.01
Year ended 12/31/2003                                    (.25)           --            (.25)         17.24             21.77
Period from 5/29/2002 to 12/31/2002                      (.17)           --            (.17)         14.39             (8.61)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2004                                    (.22)         (.44)           (.66)         17.94             8.05
Year ended 12/31/2003                                    (.26)           --            (.26)         17.24            21.83
Period from 5/21/2002 to 12/31/2002                      (.18)           --            (.18)         14.39            (8.79)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2004                                    (.30)         (.44)           (.74)         17.95             8.52
Year ended 12/31/2003                                    (.31)           --            (.31)         17.25            22.27
Period from 6/4/2002 to 12/31/2002                       (.20)           --            (.20)         14.40            (7.04)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2004                                    (.35)         (.44)           (.79)         17.99             8.89
Year ended 12/31/2003                                    (.37)           --            (.37)         17.28            22.81
Period from 6/21/2002 to 12/31/2002                      (.22)           --            (.22)         14.41            (4.52)
---------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                                   (.41)         (.44)           (.85)         18.01             9.21
 Year ended 12/31/2003                                   (.41)           --            (.41)         17.30            23.16
 Period from 5/15/2002 to 12/31/2002                     (.23)           --            (.23)         14.43            (8.77)

                                                                                         Ratio of    Ratio of
                                                                                         expenses    expenses
                                                                                        to average  to average
                                                                                        net assets  net assets
                                                                          Net assets,     before      after       Ratio of
                                                                            end of      reimburse-  reimburse-   net income
                                                                            period        ments/      ments/     to average
                                                                         (in millions)   waivers    waivers/4/   net assets
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 12/31/2004                                                       $29,162        .63 %       .62 %       2.23 %
Year ended 12/31/2003                                                        19,951        .67         .67         2.38
Year ended 12/31/2002                                                        12,405        .70         .70         2.79
Year ended 12/31/2001                                                         8,915        .68         .68         3.26
Year ended 12/31/2000                                                         6,042        .69         .69         3.93
----------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2004                                                            41       1.48        1.46         1.43
Year ended 12/31/2003                                                            16       1.52        1.48         1.50
Period from 5/29/2002 to 12/31/2002                                               2       1.83/5/     1.48/5/      2.23/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2004                                                           648       1.55        1.42         1.45
Year ended 12/31/2003                                                           293       1.70        1.44         1.54
Period from 5/21/2002 to 12/31/2002                                              42       1.54/5/     1.45/5/      2.30/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2004                                                         1,828        .97         .97         1.94
Year ended 12/31/2003                                                           563       1.05        1.05         1.94
Period from 6/4/2002 to 12/31/2002                                               79       1.08/5/     1.06/5/      2.67/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2004                                                           830        .67         .66         2.23
Year ended 12/31/2003                                                           258        .68         .68         2.28
Period from 6/21/2002 to 12/31/2002                                              25        .75/5/      .71/5/      3.13/5/
----------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2004                                                          246        .37         .36         2.51
 Year ended 12/31/2003                                                          127        .38         .38         2.62
 Period from 5/15/2002 to 12/31/2002                                             26        .39/5/      .39/5/      3.27/5/

American Balanced Fund / Prospectus

                                          YEAR ENDED DECEMBER 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       25%         32%         41%         50%          51%
OF SHARES



/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.
/3/ Total returns exclude all sales charges.
/4/ The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
/5/ Annualized.
                                            American Balanced Fund / Prospectus

[logo - American Funds (r)]            The right choice for the long term/(R)/


          FOR SHAREHOLDER         American Funds Service Company
          SERVICES                800/421-0180
          FOR RETIREMENT PLAN     Call your employer or plan
          SERVICES                administrator
          FOR DEALER SERVICES     American Funds Distributors
                                  800/421-9900
                                  americanfunds.com
          FOR 24                  For Class R share information,
          -HOUR INFORMATION       visit
                                  AmericanFundsRetirement.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.






[logo - recycled bug]





Printed on recycled paper                    Investment Company File No. 811-66
RPGEPR-911-0305P Litho in USA CGD/MC/8026
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management     Capital International
          Capital Guardian                Capital Bank and Trust

                         American Balanced Fund, Inc.

                                     Part C
                                Other Information


Item 23. Exhibits for Registration Statement (1940 Act No. 2-10758 and 1933 Act No. 811-66)

(a-1) Articles of Incorporation - previously filed (see Form N-SAR filed 8/27/96, P/E Amendment No. 88 filed 3/10/00, No. 89 filed 3/9/01, and
         No. 90 filed 2/14/02)

(a-2)    Articles Supplementary as filed with the State of Maryland on 6/22/04

(b)      By-laws as amended 5/18/04

(c) Form of Share Certificate - previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)      Amended Investment Advisory and Service Agreement as amended 1/1/05

(e-1) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 90 filed 2/14/02); form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 91 filed 5/13/02)

(e-2)    Form of Institutional Selling Group Agreement

(f) Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 93 filed on 2/26/04)

(g-1) Form of Global Custody Agreement - previously filed (see P/E Amendment No.90 filed 2/14/02)

(g-2)    Form of JPMorgan Chase Supplemental Agreement

(h-1) Form of Amended and Restated Administrative Service Agreement - previously filed (see P/E Amendment No. 90 filed 2/14/02)

(h-2) Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 93 filed 2/24/04)

(h-3)    Form of Indemnification Agreement dated 7/1/04

(i)      Legal Opinion - previously filed (see P/E Amendment No. 91 filed
         5/13/02)

(j)      Consent of Independent Registered Public Accounting Firm

(k)      Omitted Financial Statements - none

(l)      Initial capital agreements - not applicable to this filing

(m) Forms of Plans of Distribution - previously filed (No. 84 filed 2/28/97, No. 88 filed 3/10/00, No. 89 filed 3/9/01, No. 90 filed
         2/14/02 and No. 91 filed 5/13/02)


(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 90 filed 2/14/02)

(o)      Reserved


(p) CODE OF ETHICS for The Capital Group Companies dated November 2004 and Code of Ethics for Registrant dated December 2004


Item 24. Persons Controlled by or under Common Control with the Fund

                  None


Item 25. Indemnification

                  The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Section 2-418 (b) of The Annotated Code of Maryland states:

                  Permitted indemnification of director:

                  1. A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

                         (i) The act or omission of the director was material to the matter giving rise to the proceeding; and

                               1. Was committed in bad faith; or
                               2. Was the result of active and deliberate
                                  dishonesty; or

                         (ii) The director actually received an improper personal benefit in money, property, or services; or

                         (iii) In the case of any criminal proceeding, the
                               director had reasonable cause to believe that the act or omission was unlawful.

                  2.     (i)   Indemnification may be against judgments,
                               penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                         (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                       American Balanced Fund, Inc. -- C-2

                  Article VIII of the Registrant's Articles of Incorporation and
Article V of the Registrant's By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its directors who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).


Item 26.          Business and Other Connections of the Investment Adviser

                         None


Item 27.          Principal Underwriters

                    (a) American Funds Distributors,  Inc. is also the Principal
               Underwriter of shares of: AMCAP Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

                       American Balanced Fund, Inc. -- C-3


  (b)           (1)                                       (2)                                           (3)
        Name and Principal                      Positions and Offices                         Positions and Offices
        Business Address                        with Underwriter                                with Registrant

        David L. Abzug                           Vice President                                         None
        P.O. Box 2248
        Agoura Hills, CA 91376

        John A. Agar                             Vice President                                         None
        3901 Cedar Hill Road, #9
        Little Rock, AR 72202

        William C. Anderson                      Regional Vice President                                None
        5817 Eastview Drive
        Edina, MN 55436

        Robert B. Aprison                        Senior Vice President                                  None
        2983 Bryn Wood Drive
        Madison, WI  53711

        Shakeel A. Barkat                        Regional Vice President                                None
        1249 Pine Hill Drive
        Annapolis, MD 21401

        Steven L. Barnes                         Senior Vice President                                  None
        7490 Clubhouse Road
        Suite 100
        Boulder, CO  80301

        Thomas M. Bartow                         Vice President                                         None
        20 Cerchio Alto
        Henderson, NV 89011

  B     Carl R. Bauer                            Vice President                                         None


        Michelle A. Bergeron                     Senior Vice President                                  None

        4160 Gateswalk Drive
        Smyrna, GA 30080

        J. Walter Best, Jr.                      Vice President                                         None
        7003 Chadwick Drive, Suite 355
        Brentwood, TN 37027

        John A. Blanchard                        Senior Vice President                                  None
        576 Somerset Lane
        Northfield, IL 60093


                       American Balanced Fund, Inc. -- C-4


  (b)           (1)                                       (2)                                           (3)
        Ian B. Bodell                            Senior Vice President                                  None
        7003 Chadwick Drive, Suite 355
        Brentwood, TN  37027

        Bill Brady                               Regional Vice President                                None
        646 Somerset Drive
        Indianapolis, IN 46260

        Mick L. Brethower                        Senior Vice President                                  None
        601 E. Whitestone Blvd.
        Building 6, Suite 115
        Cedar Park, TX 78613

        C. Alan Brown Vice                      President                                               None
        7424 Somerset Avenue
        St. Louis, MO 63105

  L     Sheryl M. Burford                        Assistant Vice President                               None

  B     J. Peter Burns                           Vice President                                         None

        Steven Calabria                          Regional Vice President                                None
        161 Bay Avenue
        Huntington Bay, NY 11743

        Cody Callaway                            Regional Vice President                                None
        9942 South 78th East Avenue
        Tulsa, OK 74133

  S     Kathleen D. Campbell                     Assistant Vice President                               None

        Matthew C. Carlisle                      Regional Vice President                                None
        4500 Fairvista Drive
        Charlotte, NC 28269

        Damian F. Carroll                        Regional Vice President                                None
        40 Ten Acre Road
        New Britain, CT 06052

        James D. Carter                          Regional Vice President                                None
        401 Bridle Court
        Chesapeake, VA 23323


                       American Balanced Fund, Inc. -- C-5


  (b)           (1)                                       (2)                                           (3)
        Brian C. Casey                           Senior Vice President                                  None
        8002 Greentree Road
        Bethesda, MD  20817

        Victor C. Cassato                        Senior Vice President                                  None
        609 W. Littleton Blvd., Suite 310
        Littleton, CO  80120

        Christopher J. Cassin                    Senior Vice President                                  None
        19 North Grant Street
        Hinsdale, IL  60521

  L     Denise M. Cassin                         Director, Vice President                               None

  L     David D. Charlton                        Senior Vice President                                  None

        Thomas M. Charon                         Regional Vice President                                None
        N27 W23960 Paul Road
        Suite 204
        Pewaukee, WI 53072

        Paul A. Cieslik                          Regional Vice President                                None
        90 Northington Drive
        Avon, CT 06001

  L     Larry P. Clemmensen                      Director                                               None

  L     Kevin G. Clifford                        Director, President and Co-Chief                       None
                                                 Executive Officer

  H     Cheri Coleman                            Vice President                                         None

        Ruth M. Collier                          Senior Vice President                                  None
        106 Central Park South, #10K
        New York, NY 10019

  S     David Coolbaugh                          Vice President                                         None

        Carlo O. Cordasco                        Regional Vice President                                None
        101 Five Forks Lane
        Hampton, VA 23669

  B     Josie Cortez                             Assistant Vice President                               None

                       American Balanced Fund, Inc. -- C-6


  (b)           (1)                                       (2)                                           (3)

        Thomas E. Cournoyer                      Vice President                                         None
        2333 Granada Blvd.
        Coral Gables, FL  33134

  L     Michael D. Cravotta                      Assistant Vice President                               None

        Joseph G. Cronin                         Vice President                                         None
        1281 Fiore Drive
        Lake Forest, IL 60045

        William F. Daugherty                     Vice President                                         None
        1213 Redwood Hills Circle
        Carlisle, PA 17013

        Guy E. Decker                            Regional Vice President                                None
        2990 Topaz Lane
        Carmel, IN 46032

        Daniel J. Delianedis                     Vice President                                         None
        Edina Executive Plaza
        5200 Willson Road, Suite 150
        Edina, MN  55424

  L     James W. DeLouise                        Assistant Vice President                               None

        James A. DePerno, Jr.                    Vice President                                         None
        1 Nehercrest Ln.
        Orchard Park, NY 14127

  L     Bruce L. DePriester                      Director, Senior Vice President,                       None
                                                 Treasurer and Controller

        Lori A. Deuberry                         Regional Vice President                                None
        4165 Sudbrook Square East
        New Albany, OH 43054

  L     Dianne M. Dexter                         Assistant Vice President                               None

        Thomas J. Dickson                        Vice President                                         None
        108 Wilmington Court
        Southlake, TX 76092

                       American Balanced Fund, Inc. -- C-7


  (b)           (1)                                       (2)                                           (3)

        Michael A. DiLella                       Senior Vice President                                  None
        22 Turner's Lake Drive
        Mahwah, NJ  07430

        G. Michael Dill                          Director, Senior Vice President                        None
        505 E. Main Street
        Jenks, OK  74037

  N     Dean M. Dolan                            Vice President                                         None

  L     Hedy B. Donahue                          Assistant Vice President                               None

  L     Michael J. Downer                        Director, Secretary                                    None

        Michael J. Dullaghan                     Regional Vice President                                None
        5040 Plantation Grove Lane
        Roanoke, VA 24012

  I     Lloyd G. Edwards                         Senior Vice President                                  None

        Timothy L. Ellis                         Senior Vice President                                  None
        1441 Canton Mart Road, Suite 9
        Jackson, MS 39211

        William F. Flannery                      Regional Vice President                                None
        29 Overlook Road
        Hopkinton, MA 01748

        John R. Fodor                            Senior Vice President                                  None
        15 Latisquama Road
        Southborough, MA  01772

  L     Charles L. Freadhoff                     Vice President                                         None

        Daniel B. Frick                          Vice President                                         None
        845 Western Avenue
        Glen Ellyn, IL 60137

        Clyde E. Gardner                         Senior Vice President                                  None
        Route 2, Box 3162
        Osage Beach, MO  65065

                       American Balanced Fund, Inc. -- C-8


  (b)           (1)                                       (2)                                           (3)

  L     Linda S. Gardner                         Vice President                                         None

  L     J. Christopher Gies                      Senior Vice President                                  None

  B     Lori A. Giacomini                        Assistant Vice President                               None

  B     Evelyn K. Glassford                      Vice President                                         None

        Jack E. Goldin                           Regional Vice President                                None
        3424 Belmont Terrace
        Davie, FL 33328

  L     Earl C. Gottschalk                       Vice President                                         None

        Jeffrey J. Greiner                       Senior Vice President                                  None
        8250-A Estates Parkway
        Plain City, OH  43064

        Eric M. Grey                             Regional Vice President                                None
        601 Fisher Road
        N. Dartmouth, MA 02747

  B     Mariellen Hamann                         Vice President                                         None

        Derek S. Hansen                          Regional Vice President                                None
        13033 Ridgedale Drive, #147
        Minnetonka, MN 55305

        David E. Harper                          Senior Vice President                                  None
        5400 Russell Cave Road
        Lexington, KY 40511

        Calvin L. Harrelson, III                 Regional Vice President                                None
        2048 Kings Manor
        Weddington, NC 28104

  H     Mary Pat Harris                          Vice President                                         None

        Robert J. Hartig, Jr.                    Vice President                                         None
        13563 Marjac Way
        McCordsville, IN 46055

  L     Linda M. Hines                           Vice President                                         None

                       American Balanced Fund, Inc. -- C-9


  (b)           (1)                                       (2)                                           (3)

        Steven J. Hipsley                        Regional Vice President                                None
        44 Tyler Drive
        Saratoga Springs, NY 12866

  L     Russell K. Holliday                      Vice President                                         None

  L     Kevin B. Hughes                          Vice President                                         None

        Ronald R. Hulsey                         Senior Vice President                                  None
        6202 Llano
        Dallas, TX  75214

        Marc Ialeggio                            Regional Vice President                                None
        48 Tyrrel Court
        Danville, CA 94526

        Robert S. Irish                          Senior Vice President                                  None
        1225 Vista Del Mar Drive
        Delray Beach, FL  33483

  B     Damien M. Jordan                         Senior Vice President                                  None

        John P. Keating                          Vice President                                         None
        1576 Sandy Springs Dr.
        Orange Park, FL 32003

        Brian G. Kelly                           Regional Vice President                                None
        76 Daybreak Road
        Southport, CT 06890

        Andrew J. Kilbride                       Regional Vice President                                None
        3080 Tuscany Court
        Ann Arbor, MI 48103

        Dorothy Klock                            Vice President                                         None
        555 Madison Avenue, 29th Floor
        New York, NY 10022

        Dianne L. Koske                          Assistant Vice President                               None
        122 Clydesdale Court
        Hampton, VA 23666

  B     Elizabeth K. Koster                      Vice President                                         None

                       American Balanced Fund, Inc. -- C-10


  (b)           (1)                                       (2)                                           (3)

        R. Andrew LeBlanc                        Regional Vice President                                None
        78 Eton Road
        Garden City, NY 11530

  B     Karl A. Lewis                            Vice President                                         None

        T. Blake Liberty                         Vice President                                         None
        5506 East Mineral Lane
        Littleton, CO  80122

        Mark J. Lien                             Vice President                                         None
        1103 Tulip Tree Lane
        West Des Moines, IA 50266

  L     Lorin E. Liesy                           Vice President                                         None

  I     Kelle Lindenberg                         Assistant Vice President                               None

        Louis K. Linquata                        Regional Vice President                                None
        5214 Cass Street
        Omaha, NE 68132

        Brendan T. Mahoney                       Vice President                                         None
        1 Union Avenue, 2nd Floor
        Sudbury, MA 01776

        Stephen A. Malbasa                       Director, Senior Vice President                        None
        13405 Lake Shore Blvd.
        Cleveland, OH  44110

        Steven M. Markel                         Senior Vice President                                  None
        5241 South Race Street
        Greenwood Village, CO  80121

  L     Paul R. Mayeda                           Assistant Vice President                               None

  L     Eleanor P. Maynard                       Vice President                                         None

  L     Christopher McCarthy                     Vice President                                         None

        James R. McCrary                         Vice President                                         None
        28812 Crestridge
        Rancho Palos Verdes, CA 90275

                       American Balanced Fund, Inc. -- C-11


  (b)           (1)                                       (2)                                           (3)

  S     John V. McLaughlin                       Senior Vice President                                  None

  L     Dan R. McMaster                          Assistant Vice President                               None

        Terry W. McNabb                          Senior Vice President                                  None
        2002 Barrett Station Road
        St. Louis, MO 63131

        Scott M. Meade                           Vice President                                         None
        370 Central Road
        Rye Beach, NH 03870

        Monty L. Moncrief                        Regional Vice President                                None
        55 Chandler Creek Court
        The Woodlands, TX 77381

        David H. Morrison                        Regional Vice President                                None
        153 Wildflower Way
        Streamwood, IL 60107

        Andrew J. Moscardini                     Regional Vice President                                None
        1393 Sunset Beach Drive
        Niceville, FL 32578

        William E. Noe                           Senior Vice President                                  None
        3600 Knollwood Road
        Nashville, TN  37215

  L     Heidi J. Novaes                          Vice President                                         None

        Peter A. Nyhus                           Senior Vice President                                  None
        15345 Wilderness Ridge Road, NW
        Prior Lake, MN  55372

  G1    Luis Freitas de Oliveira                 Director                                               None

        Eric P. Olson                            Senior Vice President                                  None
        42 Topsfield Road
        Boxford, MA 01921

        Jeffrey A. Olson                         Regional Vice President                                None
        2708 88th St. Court, NW
        Gig Harbor, WA 98332

                       American Balanced Fund, Inc. -- C-12


  (b)           (1)                                       (2)                                           (3)

        Thomas A. O'Neil                         Regional Vice President                                None
        400 N. Woodlawn, Suite 202
        Woodlawn Central Office Building
        Wichita, KS 67208

        W. Burke Patterson, Jr.                  Regional Vice President                                None
        1643 Richland Avenue
        Baton Rouge, LA 70808

        Gary A. Peace                            Vice President                                         None
        291 Kaanapali Drive
        Napa, CA 94558

        Samuel W. Perry                          Regional Vice President                                None
        4340 East Indian School Road
        Suite 21
        Phoenix, AZ 85018

        Raleigh G. Peters                        Regional Vice President                                None
        5425 Gateswood lane
        Cumming GA 30040

        David K. Petzke                          Vice President                                         None
        4016 Saint Lucia Street
        Boulder, CO 80301

        Fredric Phillips                         Senior Vice President                                  None
        175 Highland Avenue, 4th Floor
        Needham, MA  02494

  B     Candance D. Pilgram                      Assistant Vice President                               None

        Carl S. Platou                           Senior Vice President                                  None
        7455 80th Place, S.E.
        Mercer Island, WA  98040

  N     Gregory S. Porter                        Assistant Vice President                               None

  S     Richard P. Prior                         Vice President                                         None

                       American Balanced Fund, Inc. -- C-13


  (b)           (1)                                       (2)                                           (3)

        Mike Quinn                               Regional Vice President                                None
        1035 Vintage Club Drive
        Duluth, GA 30097

  S     John W. Rankin                           Regional Vice President                                None

        Jennifer D. Rasner                       Regional Vice President                                None
        11940 Baypoint Drive
        Burnsville, MN 55337

        Mark S. Reischmann                       Regional Vice President                                None
        5485 East Mineral Lane
        Centennial, CO 80122

        Steven J. Reitman                        Senior Vice President                                  None
        212 The Lane
        Hinsdale, IL  60521

        Brian A. Roberts                         Vice President                                         None
        209-A 60th Street
        Virginia Beach, VA 23451

  L     James F. Rothenberg                      Director                                               None

        Romolo D. Rottura                        Regional Vice President                                None
        233 Glenhaven Court
        Swedesboro, NJ 08085

        Douglas F. Rowe                          Vice President                                         None
        414 Logan Ranch Road
        Georgetown, TX  78628

        Christopher S. Rowey                     Vice President                                         None
        10538 Cheviot Drive
        Los Angeles, CA  90064

  L     Dean B. Rydquist                         Director, Senior Vice President                        None

        Richard A. Sabec, Jr.                    Regional Vice President                                None
        6019 Craughwell Lane
        Dublin, OH 43017

                       American Balanced Fund, Inc. -- C-14


  (b)           (1)                                       (2)                                           (3)

        Richard R. Samson                        Senior Vice President                                  None
        4604 Glencoe Avenue, #4
        Marina del Rey, CA  90292

        Paul V. Santoro                          Vice President                                         None
        62 Mt. Vernon Street
        Boston, MA 02108

        Joseph D. Scarpitti                      Senior Vice President                                  None
        31465 St. Andrews
        Westlake, OH  44145

        Shane D. Schofield                       Regional Vice President                                None
        201 McIver Street
        Greenville, SC 29601

  S     Sherrie L. Senft                         Vice President                                         None

        James J. Sewell III                      Regional Vice President                                None
        415 East Holyoke Place
        Claremont, CA 91711

        Arthur M. Sgroi                          Regional Vice President                                None
        76 Fields End Drive
        Glenmont, NY 12077

  L     R. Michael Shanahan                      Director                                               None

  L     Michael J. Sheldon                       Vice President                                         None

        Frederic J. Shipp                        Regional Vice President                                None
        1352 Sanjo Farms Drive
        Chesapeake, VA 23320

  L     Katharine J. Shoemaker                   Assistant Vice President                               None

        Daniel S. Shore                          Regional Vice President                                None
        3734 North Greenview Avenue
        Chicago, IL 60613

        Brad Short                               Vice President                                         None
        1601 Seal Way
        Seal Beach, CA 90740

                       American Balanced Fund, Inc. -- C-15


  (b)           (1)                                       (2)                                           (3)

        David W. Short                           Chairman of the Board and                              None
        1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
        Pittsburgh, PA 15238

        William P. Simon, Jr.                    Senior Vice President                                  None
        912 Castlehill Lane
        Devon, PA 19333

  L     Connie F. Sjursen                        Vice President                                         None

        Jerry L. Slater                          Senior Vice President                                  None
        4227 E. Madison, #2D
        Seattle, WA 98112

  LW    John H. Smet                             Director                                      Senior Vice President

        Rodney G. Smith                          Senior Vice President                                  None
        15851 Dallas Parkway, Suite 500
        Addison, TX 75001-6016

        J. Eric Snively                          Regional Vice President                                None
        9188 Oak Knoll Lane
        Fishers, IN 46038

        Anthony L. Soave                         Vice President                                         None
        3780 Foxglove Court NE
        Grand Rapids, MI 49525

  L     Therese L. Soullier                      Vice President                                         None

        Nicholas D. Spadaccini                   Senior Vice President                                  None
        855 Markley Woods Way
        Cincinnati, OH  45230

  L     Kristen J. Spazafumo                     Assistant Vice President                               None

        Mark D. Steburg                          Regional Vice President                                None
        12508 160th Avenue Southeast
        Renton, WA 98059

  B     Raymond Stein                            Assistant Vice President                               None

                       American Balanced Fund, Inc. -- C-16


  (b)           (1)                                       (2)                                           (3)

        Brad Stillwagon                          Vice President                                         None
        2438 Broadmeade Road
        Louisville, KY 40205

  L     David K. Stone                           Assistant Vice President                               None

        Thomas A. Stout                          Vice President                                         None
        1004 Ditchley Road
        Virginia Beach, VA 23451

        Craig R. Strauser                        Vice President                                         None
        13160 Princeton Court
        Lake Oswego, OR  97035

  L     Lisa F. Swaiman                          Senior Vice President                                  None

  L     Libby J. Syth                            Vice President                                         None

  L     Drew W. Taylor                           Assistant Vice President                               None

  L     Larry I. Thatt                           Assistant Vice President                               None

        Gary J. Thoma                            Regional Vice President                                None
        401 Desnoyer
        Kaukauna, WI 54130

        Cynthia M. Thompson                      Regional Vice President                                None
        4 Franklin Way
        Ladera Ranch, CA 92694

  L     James P. Toomey                          Vice President                                         None

  I     Christopher E. Trede                     Vice President                                         None

        George F. Truesdail                      Senior Vice President                                  None
        400 Abbotsford Court
        Charlotte, NC  28270

        Scott W. Ursin-Smith                     Senior Vice President                                  None
        60 Reedland Woods Way
        Tiburon, CA  94920

  S     Cindy Vaquiax                            Assistant Vice President                               None

                       American Balanced Fund, Inc. -- C-17


  (b)           (1)                                       (2)                                           (3)

        J. David Viale                           Vice President                                         None
        39 Old Course Drive
        Newport Beach, CA 92660

  D     Bradley J. Vogt                          Director                                               None

        Gerald J. Voss                           Regional Vice President                                None
        1009 Ridge Road
        Sioux Falls, SD 57105

  L     Wendy A. Wainwright                      Assistant Vice President                               None

  L     A. Jordan Wallens                        Regional Vice President                                None
        2016 Dracena Drive, #10
        Los Angeles, CA 90027

        Thomas E. Warren                         Vice President                                         None
        119 Faubel St.
        Sarasota, FL  34242

  L     J. Kelly Webb                            Senior Vice President                                  None

        Gregory J. Weimer                        Director, Senior Vice President                        None
        206 Hardwood Drive
        Venetia, PA  15367

  B     Timothy W. Weiss                         Director                                               None

        Dana L. Wells                            Regional Vice President                                None
        Emerald Plaza Ctr.
        402 W. Broadway, Suite 400
        San Diego, CA 92101

  SF    Gregory W. Wendt                         Director                                               None

        George J. Wenzel                         Vice President                                         None
        251 Barden Road
        Bloomfield Hills, MI 48304

        Brian E. Whalen                          Regional Vice President                                None
        4072 Yellow Ginger Glen
        Norcross, GA 30092

                       American Balanced Fund, Inc. -- C-18


  (b)           (1)                                       (2)                                           (3)

  L     N. Dexter Williams, Jr.                  Senior Vice President                                  None

  L     Alan J. Wilson                           Director                                               None

        Andrew L. Wilson                         Regional Vice President                                None
        11163 Rich Meadow Drive
        Great Falls, VA 22066

        Steven C. Wilson                         Regional Vice President                                None
        83 Kaydeross Park Road
        Saratoga Springs, NY 12866

        Timothy J. Wilson                        Vice President                                         None
        460 Valleybrook Road
        McMurray, PA  15317

  B     Laura L. Wimberly                        Vice President                                         None

  H     Marshall D. Wingo                        Director, Senior Vice President                        None

        Kurt A. Wuestenberg                      Regional Vice President                                None
        975 Arboretum Drive
        Saline, MI 48176

        William R. Yost                          Senior Vice President                                  None
        9463 Olympia Drive
        Eden Prairie, MN  55347

        Jason P. Young                           Regional Vice President                                None
        11141 Whitetail Lane
        Olathe, KS 66061

        Jonathan A. Young                        Regional Vice President                                None
        2145 Hickory Forrest
        Chesapeake, VA 23322

                       American Balanced Fund, Inc. -- C-19


  (b)           (1)                                       (2)                                           (3)

        Scott D. Zambon                          Regional Vice President                                None
        2178 Pieper Lane
        Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1       Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

         (c)      None

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

                       American Balanced Fund, Inc. -- C-20

Item 29.          Management Services

                  None


Item 30.          Undertakings

                  None




                       American Balanced Fund, Inc. -- C-21

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 24th day of February, 2005.

AMERICAN BALANCED FUND, INC.


By: /s/ Patrick F. Quan
--------------------------------------------
Patrick F. Quan, Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below on February 24, 2005 by the following persons in the capacities indicated.

         Signature                                        Title

(1) Principal Executive Officer:

/s/ Robert G. O'Donnell
----------------------------------
(Robert G. O'Donnell)                             Chairman of the Board

(2) Principal Financial Officer and
    Principal Accounting Officer:

/s/ Dayna G. Yamabe
---------------------------------
(Dayna G. Yamabe)                                       Treasurer

(3) Directors:

    Robert A. Fox*                                      Director

    /s/ Paul G. Haaga, Jr.
    -----------------------------------
    Paul G. Haaga, Jr.                                  Director
    Leonade D. Jones*                                   Director
    John M. Lillie*                                     Director
    John G. McDonald*                                   Director
    James K. Peterson *                                 Director
    Henry E. Riggs*                                     Director
    Isaac Stein*                                        Director
    Patricia K. Woolf*                                  Director


*By: /s/ Patrick F. Quan
-------------------------------------------
   Patrick F. Quan, Attorney-in-Fact,
   Powers of Attorney enclosed

     Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Herbert Y. Poon
------------------------------------
Herbert Y. Poon, Counsel

                      American Balanced Fund, Inc. -- C-22

                                POWER OF ATTORNEY


     I, Robert A. Fox, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland corporation, revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and THOMAS E. TERRY, any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at New York, New York, this 16th day of July, 1992.

AMERICAN BALANCED FUND, INC.



/s/ Robert A. Fox
--------------------------------------------
Director

State of New York          )
          -----------------
County of New York          )ss.
          -----------------

     On July 16, 1992, before me, Mary Beth Kelly, personally appeared Robert A. Fox, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)


/s/ Mary Beth Kelly
---------------------------
Notary Public

                                POWER OF ATTORNEY


     I, Leonade D. Jones, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland corporation, revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and THOMAS E. TERRY, any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Washington, D.C., this 5th day of May, 1993.

AMERICAN BALANCED FUND, INC.



/s/ Leonade D. Jones
------------------------------
Director

District  of  Columbia    )
         -----------------
City of  Washington       )ss.
         -----------------

     On May 5, 1993, before me, Theresa A. Wilson,  personally  appeared Leonade
D. Jones, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)

/s/ Theresa A. Wilson
-------------------------
Notary Public

                                POWER OF ATTORNEY


     I, John M. Lillie, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland corporation, -------------- revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and PAUL G. HAAGA, JR., any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the
Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Menlo Park, California, this 27th day of August, 2003.

AMERICAN BALANCED FUND, INC.



/s/ John M. Lillie
----------------------------------
Director

State of California                 )
         ----------------------------
County of San Mateo                 )ss.
          ---------------------------

     On August 27, 2003, before me, Mary Elizabeth Ross, personally appeared John M. Lillie, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)

/s/ Mary Elizabeth Ross
-----------------------------
Notary Public

                                POWER OF ATTORNEY


     I, John G. McDonald, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland corporation, revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and THOMAS E. TERRY, any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at San Francisco, California, this 20th day of August, 1992.

AMERICAN BALANCED FUND, INC.



/s/ John G. McDonald
-----------------------------------------------------
Director

State of California                 )
         ----------------------------
County of San Francisco             )ss.
          ---------------------------

     On August 20, 1992, before me, Barbara Preddy, personally appeared John G. McDonald, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)

/s/ Barbara Preddy
-------------------------------
Notary Public

                                POWER OF ATTORNEY


     I, James K. Peterson, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland ----------------- corporation, revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and PAUL G. HAAGA, JR., any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the
Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Tucson, Arizona, this 28th day of December, 1999.

AMERICAN BALANCED FUND, INC.



/s/ James K. Peterson
------------------------------Director

State of Arizona           )
         -------------------
County of Pima             )ss.
          ------------------

     On December 28, 1999, before me, Lillian M. Joplin, personally appeared James K. Peterson, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)

/s/ Lillian M. Joplin
-----------------------------------
Notary Public

                                POWER OF ATTORNEY


     I, Henry E. Riggs, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland corporation, revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and THOMAS E. TERRY, any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Claremont, California, this 10th day of July 1992.

AMERICAN BALANCED FUND, INC.



/s/ Henry E. Riggs
-----------------------------
Director

State of California                 )
         ----------------------------
County of Los Angeles               )ss.
          ---------------------------

     On July 10, 1992, before me, Susan M. Shelton, personally appeared Henry E. Riggs, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)

/s/ Susan M. Shelton
---------------------------
Notary Public

                                POWER OF ATTORNEY


     I, Isaac Stein, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland corporation, revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and PAUL G. HAAGA, JR., any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Menlo Park, California, this 21st day of January, 2004.

AMERICAN BALANCED FUND, INC.



/s/ Isaac Stein
-----------------------
Director

State of California                 )
         ----------------------------
County of San Mateo                 )ss.
          ---------------------------

     On January 21, 2004, before me, Janice E. Jedkins, personally appeared Isaac Stein, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)

/s/ Janice E. Jedkins
-------------------------
Notary Public

                                POWER OF ATTORNEY


     I, Patricia K. Woolf, the undersigned director of AMERICAN BALANCED FUND, INC., a Maryland corporation, revoking all prior powers of attorney given as a director of AMERICAN BALANCED FUND, INC., do hereby constitute and appoint PATRICK F. QUAN and THOMAS E. TERRY, any of them, to act as attorney-in-fact for and in my name, place and stead (1) to sign my name as a director of said Corporation to any and all amendments to the Registration Statement of AMERICAN BALANCED FUND, INC., File No. 2-10758, under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

     EXECUTED at Princeton, New Jersey, this 21st day of July, 1992.

AMERICAN BALANCED FUND, INC.



/s/ Patricia K. Woolf
---------------------------
Director

State of New Jersey        )
         -----------------
County of Mercer           )ss.
          -----------------

     On July 21, 1992, before me, Kathleen B. Gallo, personally appeared Patricia K. Woolf, personally known to me (or proved to me on the basis of satisfactory evidence) to be the person whose name is subscribed to the within instrument and acknowledged to me that he/she executed the same in his/her authorized capacity, and that by his/her signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

     WITNESS my hand and official seal.

(Notary Seal)

/s/ Kathleen B. Gallo
----------------------------
Notary Public